UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07142

GE FUNDS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

GE U.S. Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—92.9% †
Aerospace & Defense—3.0%
CAE Inc.	157,474	$1,367,793
Hexcel Corp.	51,669	801,386	(a)
Honeywell International Inc.	84,230	3,287,497
ITT Corp.	16,865	757,576
Rockwell Collins Inc.	20,008	1,063,025
United Technologies Corp.	21,433	1,391,216
		8,668,493

Beverages—3.4%
Molson Coors Brewing Co.	12,973	549,536
PepsiCo Inc.	149,456	9,109,343
		9,658,879

Biotechnology—4.4%
Amgen Inc.	146,551	7,708,583	(a,h)
Gilead Sciences Inc.	142,434	4,882,638	(a)
		12,591,221

Capital Markets—5.1%
Ameriprise Financial Inc.	36,324	1,312,386
Invesco Ltd.	22,702	382,075
Morgan Stanley	28,540	662,413
State Street Corp.	141,506	4,785,733	(e,h)
The Bank of New York Mellon Corp.	63,567	1,569,469
The Charles Schwab Corp.	45,214	641,135
The Goldman Sachs Group Inc.	40,985	5,380,101
		14,733,312

Chemicals—2.3%
Monsanto Co.	51,075	2,360,687
Potash Corp of Saskatchewan Inc.	12,000	1,034,880
Praxair Inc.	39,457	2,998,337
The Mosaic Co.	7,872	306,851
		6,700,755

Commercial Banks—0.8%
Regions Financial Corp.	123,418	812,090
US Bancorp	35,675	797,336
Wells Fargo & Co.	25,184	644,710
		2,254,136

Commercial Services & Supplies—1.0%
Corrections Corporation of America	59,280	1,131,062	(a)
Iron Mountain Inc.	72,266	1,623,094
		2,754,156

Communications Equipment—5.3%
Cisco Systems Inc.	310,853	6,624,277	(a)
QUALCOMM Inc.	173,721	5,704,998
Research In Motion Ltd.	61,922	3,050,278	(a)
		15,379,553

Computers & Peripherals—2.9%
Apple Inc.	17,889	4,499,620	(a)
Hewlett-Packard Co.	87,874	3,803,187
		8,302,807

Consumer Finance—0.3%
Capital One Financial Corp.	24,182	974,535

Diversified Financial Services—5.0%
Bank of America Corp.	378,055	5,432,650
CME Group Inc.	14,908	4,197,347
JPMorgan Chase & Co.	134,150	4,911,232
		14,541,229

Diversified Telecommunication Services—0.8%
AT&T Inc.	66,486	1,608,296
Verizon Communications Inc.	29,189	817,876
		2,426,172

Electric Utilities—1.7%
Edison International	38,919	1,234,511
Entergy Corp.	13,949	999,027
ITC Holdings Corp.	5,158	272,910
NextEra Energy Inc	22,787	1,111,094
Northeast Utilities	53,316	1,358,492
		4,976,034

Electrical Equipment—0.2%
ABB Ltd. ADR	30,996	535,611

Electronic Equipment, Instruments & Components—0.2%
Corning Inc.	42,162	680,916

Energy Equipment & Services—2.4%
Halliburton Co.	16,216	398,103
National Oilwell Varco Inc.	9,081	300,309
Schlumberger Ltd.	108,236	5,989,780
Weatherford International Ltd.	12,973	170,465	(a)
		6,858,657

Food & Staples Retailing—0.4%
Safeway Inc.	25,946	510,098
Sysco Corp.	19,758	564,486
		1,074,584

Food Products—2.6%
Archer-Daniels-Midland Co.	69,197	1,786,667
Kellogg Co.	19,389	975,267
Kraft Foods Inc.	110,193	3,085,404
McCormick & Company Inc.	27,122	1,029,551
Nestle S.A. ADR	12,973	625,818
		7,502,707

Healthcare Equipment & Supplies—3.8%
Baxter International Inc.	27,507	1,117,885
Becton Dickinson and Co.	15,567	1,052,641
Covidien PLC	99,604	4,002,089
Hologic Inc.	37,209	518,321	(a)
Medtronic Inc.	57,999	2,103,624
ResMed Inc.	35,514	2,159,606	(a)
		10,954,166

Healthcare Providers & Services—2.2%
Cardinal Health Inc.	27,896	937,585
Express Scripts Inc.	82,374	3,873,226	(a)
McKesson Corp.	7,784	522,773
Omnicare Inc.	38,919	922,380
		6,255,964

Hotels, Restaurants & Leisure—0.4%
Carnival Corp.	40,488	1,224,357

Household Durables—0.1%
MDC Holdings Inc.	6,900	185,955

Household Products—2.6%
Clorox Co.	29,513	1,834,528
The Procter & Gamble Co.	92,065	5,522,059
		7,356,587

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	29,189	371,284	(a)

Industrial Conglomerates—0.2%
Siemens AG ADR	4,883	437,175

Insurance—2.7%
ACE Ltd.	32,432	1,669,599
Aflac Inc.	32,425	1,383,575
AON Corp.	18,162	674,173
PartnerRe Ltd.	9,076	636,591
Principal Financial Group Inc.	42,810	1,003,466
Prudential Financial Inc.	43,346	2,325,946
		7,693,350

Internet Software & Services—1.8%
Baidu Inc. ADR	43,000	2,927,440	(a)
Google Inc.	4,913	2,186,039	(a)
		5,113,479

IT Services—4.8%
Cognizant Technology Solutions Corp.	18,016	901,881	(a)
International Business Machines Corp.	42,775	5,281,857
The Western Union Co.	252,617	3,766,519
Visa Inc.	55,638	3,936,389
		13,886,646

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	32,751	1,547,485	(a)
Thermo Fisher Scientific Inc.	34,178	1,676,431	(a)
		3,223,916

Machinery—1.3%
Cummins Inc.	9,528	620,559
Deere & Co.	25,297	1,408,537
Eaton Corp.	15,499	1,014,255
Navistar International Corp.	11,944	587,645	(a)
		3,630,996

Media—4.1%
DIRECTV	55,797	1,892,634	(a)
Liberty Global Inc.	44,288	1,151,045	(a)
News Corp.	35,646	426,326
Omnicom Group Inc.	119,439	4,096,758
The Walt Disney Co.	48,648	1,532,412
Time Warner Inc.	98,802	2,856,366
		11,955,541

Metals & Mining—1.6%
Allegheny Technologies Inc.	69,832	3,085,876
Barrick Gold Corp.	19,459	883,633
Freeport-McMoRan Copper & Gold Inc.	12,324	728,718
		4,698,227

Multiline Retail—1.1%
Kohl’s Corp.	8,476	402,610	(a)
Target Corp.	55,214	2,714,872
		3,117,482

Multi-Utilities—0.6%
Dominion Resources Inc.	45,405	1,758,990

Oil, Gas & Consumable Fuels—7.6%
Apache Corp.	24,459	2,059,203
Chesapeake Energy Corp.	14,594	305,744
Chevron Corp.	34,378	2,332,891
Devon Energy Corp.	20,432	1,244,717
El Paso Corp.	58,118	645,691
Exxon Mobil Corp.	114,527	6,536,056	(h)
Marathon Oil Corp.	58,378	1,814,972
Occidental Petroleum Corp.	27,344	2,109,590
Southwestern Energy Co.	41,478	1,602,710	(a)
Suncor Energy Inc.	114,101	3,359,133
		22,010,707

Paper & Forest Products—0.1%
Weyerhaeuser Co.	11,351	399,555

Personal Products—0.1%
Avon Products Inc.	7,749	205,349

Pharmaceuticals—2.3%
Abbott Laboratories	8,108	379,292
Bristol-Myers Squibb Co.	97,087	2,421,350
Johnson & Johnson	46,882	2,768,851
Pfizer Inc.	81,080	1,156,201
		6,725,694

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	70,562	960,349	(a)

Road & Rail—0.9%
Union Pacific Corp.	36,140	2,512,091

Semiconductors & Semiconductor Equipment—2.7%
Intel Corp.	200,468	3,899,103
KLA-Tencor Corp.	21,081	587,738
Microchip Technology Inc.	17,838	494,826
NVIDIA Corp.	12,973	132,454	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	74,594	728,037
Texas Instruments Inc.	78,469	1,826,758
		7,668,916

Software—3.6%
Microsoft Corp.	379,763	8,738,347
Oracle Corp.	81,994	1,759,591
		10,497,938

Specialty Retail—2.2%
Bed Bath & Beyond Inc.	41,590	1,542,157	(a)
Lowe’s Companies Inc.	230,194	4,700,562
		6,242,719

Tobacco—0.6%
Altria Group Inc.	9,730	194,989
Philip Morris International Inc.	34,054	1,561,035
		1,756,024

Wireless Telecommunication Services—2.2%
American Tower Corp.	39,340	1,750,630	(a)
NII Holdings Inc.	139,468	4,535,499	(a)
		6,286,129

Total Common Stock		267,743,343
(Cost $275,751,182)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	69,422	958,718	(p)
Industrial Select Sector SPDR Fund	137,271	3,768,089	(p)

Total Exchange Traded Funds		4,726,807
(Cost $6,107,124)

Other Investments—0.0%*
GEI Investment Fund		71,286	(k)
(Cost $81,938)

Total Investments in Securities		272,541,436
(Cost $281,940,244)

Short-Term Investments—5.5%

Short-Term Investments—5.3%
GE Money Market Fund Institutional Class
0.05%		15,274,287	(d,k)

		Principal Amount
Time Deposit—0.2%
State Street Corp.
0.01%	07/01/10	$485,000	485,000	(e)

Total Short-Term Investments			15,759,287
(Cost $15,759,287)

Total Investments			288,300,723
(Cost $297,699,531)

Liabilities and Other Assets, net—(0.0)%*			(29,341)

NET ASSETS—100.0%			$288,271,382

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	134	$6,878,220	$(539,069)

GE Tax Exempt Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Value
Municipal Bonds and Notes—95.3% †
Arizona—1.2%
Pima County Industrial Development Authority
5.75%	09/01/29	$500,000	$510,495

Arkansas—0.8%
Arkansas Development Finance Authority
8.38%	07/01/11	315,000	339,894

California—4.6%
California State Department of Water Resources
5.00%	05/01/22	250,000	276,977
City of San Diego CA
8.88%	02/01/11	40,000	40,292	(l,m)
Los Angeles Harbor Department
5.00%	08/01/26	1,160,000	1,234,762
Sacramento Municipal Utility District
6.80%	10/01/19	43,000	51,670
9.00%	04/01/13	340,000	387,257	(l,m)
			1,990,958

Colorado—0.4%
City & County of Denver Co.
7.00%	08/01/10	130,000	130,585	(l,m)
City of Colorado Springs Co.
8.50%	11/15/11	45,000	48,484	(l,m)
			179,069

Connecticut—5.6%
City of New Haven CT (AMBAC Insured)
5.38%	12/01/12	1,000,000	1,090,600	(n)
Connecticut State Health & Educational Facility Authority
7.00%	07/01/12	135,000	138,802	(l,m)
Town of Fairfield CT
5.00%	01/01/21	1,000,000	1,189,700
			2,419,102

Florida—2.9%
City of Gainesville FL
8.13%	10/01/14	110,000	127,722
City of Tampa FL
5.00%	10/01/26	615,000	632,983
Jacksonville Health Facilities Authority
11.50%	10/01/12	200,000	248,498	(l,m)
State of Florida
10.00%	07/01/14	185,000	216,589
			1,225,792

Georgia—4.8%
Columbus Medical Center Hospital Authority
7.75%	07/01/10	50,000	50,000	(l,m)
Metropolitan Atlanta Rapid Transit Authority
7.00%	07/01/11	205,000	211,275
Municipal Electric Authority of Georgia
5.25%	01/01/19	1,000,000	1,141,710
Private Colleges & Universities Authority
6.00%	06/01/11	120,000	120,563
State of Georgia
4.50%	01/01/29	500,000	525,185
			2,048,733

Hawaii—4.7%
State of Hawaii
5.25%	07/01/24	1,335,000	1,440,452
State of Hawaii (AGM Insured)
5.75%	02/01/14	500,000	575,465	(n)
			2,015,917

Idaho—2.7%
Idaho Housing & Finance Assoc.
5.00%	07/15/17	1,000,000	1,147,650

Illinois—1.2%
Greater Chicago Metropolitan Water Reclamation District
5.00%	12/01/10	500,000	509,615

Indiana—3.4%
Indiana Municipal Power Agency
5.50%	01/01/27	500,000	542,280
Indiana Toll Road Commission
9.00%	01/01/15	580,000	691,917
Purdue University
5.25%	07/01/11	200,000	209,170
			1,443,367

Iowa—0.8%
City of Muscatine IA
9.70%	01/01/13	310,000	350,567	(l,m)

Kentucky—2.4%
Kentucky Economic Development Finance Authority
6.00%	06/01/30	500,000	507,760
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	500,000	538,185	(n)
			1,045,945

Maine—1.2%
University of Maine (AGM Insured)
5.38%	03/01/12	500,000	538,945	(n)

Maryland—2.5%
County of Prince George’s MD (AGM Insured)
5.50%	05/15/12	500,000	546,380	(n)
Maryland Health & Higher Educational Facilities Authority
5.13%	07/01/39	500,000	508,095
			1,054,475

Massachusetts—1.6%
Commonwealth of Massachusetts (AGM Insured)
5.25%	12/15/12	500,000	552,025	(n)
Massachusetts Port Authority
13.00%	07/01/13	120,000	141,498	(l,m)
			693,523

Michigan—1.3%
City of Detroit MI (AGM Insured)
5.25%	07/01/22	500,000	541,200	(n)

Minnesota—2.7%
City of Rochester MN
5.00%	11/15/38	500,000	519,380
City of St. Cloud MN
5.13%	05/01/30	500,000	504,765
Western Minnesota Municipal Power Agency
6.63%	01/01/16	100,000	116,114
			1,140,259

Mississippi—1.3%
State of Mississippi
5.50%	09/01/14	500,000	581,095

Missouri—5.3%
Missouri Highway & Transportation Commission
5.00%	05/01/21	1,500,000	1,747,905
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	500,000	532,080
			2,279,985

New Jersey—6.5%
Atlantic County Improvement Authority (AMBAC Insured)
7.40%	03/01/12	125,000	134,163	(n)
Atlantic County Improvement Authority (MBIA Insured)
7.40%	07/01/16	175,000	207,251	(n)
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	250,000	290,690	(n)
New Jersey Transit Corp. (AMBAC Insured)
5.50%	09/15/11	500,000	526,700	(n)
New Jersey Transportation Trust Fund Authority (AGM Insured)
5.75%	12/15/12	500,000	554,575	(n)
State of New Jersey
5.00%	06/15/23	1,000,000	1,057,680
			2,771,059

New Mexico—0.6%
New Mexico Finance Authority
5.00%	12/15/26	250,000	267,582

New York—6.5%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	500,000	514,365
New York State Dormitory Authority
6.50%	12/01/21	500,000	528,770
7.38%	07/01/16	440,000	515,742
7.50%	05/15/11	50,000	52,725
New York State Urban Development Corp.
5.50%	01/01/19	1,000,000	1,163,280
			2,774,882

North Carolina—2.5%
City of Charlotte NC
5.00%	06/01/23	500,000	573,565
State of North Carolina
4.63%	05/01/29	500,000	518,860
			1,092,425

Ohio—3.0%
City of Cleveland OH (Class EAPT) (AGC Insured)
5.00%	01/01/27	1,000,000	1,025,710	(n)
Kent State University (AGC Insured)
5.00%	05/01/30	250,000	261,782	(n)
			1,287,492

Pennsylvania—5.7%
Allegheny County Hospital Development Authority
7.38%	07/01/12	145,000	154,468
City of Philadelphia PA (MBIA Insured)
6.25%	08/01/12	250,000	274,320	(n)
7.00%	05/15/20	320,000	381,994	(n)
Delaware River Port Authority
6.50%	01/15/11	60,000	61,953	(l,m)
Pennsylvania Higher Educational Facilities Authority
5.50%	08/15/18	500,000	567,775
Philadelphia Authority for Industrial Development
5.25%	09/01/36	500,000	433,080
Pittsburgh Water & Sewer Authority (FGIC Insured)
7.25%	09/01/14	485,000	550,882	(n)
			2,424,472

Rhode Island—1.3%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	500,000	543,645

South Carolina—2.5%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27	500,000	524,380
Grand Strand Water & Sewer Authority (AGM Insured)
5.38%	06/01/13	500,000	541,025	(n)
			1,065,405

Texas—7.0%
North Texas Tollway Authority
5.63%	01/01/33	500,000	521,215
State of Texas
5.00%	04/01/28	750,000	796,350
University of Texas
5.00%	08/15/24	1,500,000	1,684,800
			3,002,365

Virginia—3.0%
Chesterfield County Economic Development Authority
5.00%	05/01/23	250,000	268,277
Virginia Public School Authority
4.50%	08/01/28	1,000,000	1,034,170
			1,302,447

Wisconsin—5.3%
State of Wisconsin
6.60%	07/01/11	525,000	554,904
State of Wisconsin (FGIC Insured)
5.25%	07/01/16	1,500,000	1,735,125	(m,n)
			2,290,029

Total Municipal Bonds and Notes			40,878,389
(Cost $38,907,240)

Other Investments—0.0%*
GEI Investment Fund			3,106	(k)
(Cost $3,570)

Total Investments in Securities			40,881,495
(Cost $38,910,810)

Short-Term Investments—2.2%
GE Money Market Fund Institutional Class
0.05%			949,481	(d,k)
(Cost $949,481)

Total Investments			41,830,976
(Cost $39,860,291)

Other Assets and Liabilities, net—2.5%			1,055,490

NET ASSETS—100.0%			$42,886,466

GE Short-Term Government Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Value
Bonds and Notes—92.6% †
U.S. Treasuries—31.4%
U.S. Treasury Notes
1.38%	02/15/12 - 01/15/13	$18,188,200	$18,447,250	(h)
2.50%	04/30/15	8,992,000	9,311,639	(h)
			27,758,889

Agency Mortgage Backed—51.1%
Federal Home Loan Mortgage Corp.
6.00%	08/01/34 - 03/01/38	5,681,195	6,240,899	(h)
7.00%	11/01/31 - 04/01/36	172,924	194,549	(h)
7.50%	01/01/16 - 08/01/30	116,274	131,960	(h)
8.50%	05/01/20 - 11/01/20	86,105	93,631	(h)
Federal National Mortgage Assoc.
2.04%	05/01/33	169,258	172,409	(h,i)
2.28%	06/01/33	162,455	168,020	(h,i)
2.43%	06/01/33	21,412	22,353	(h,i)
2.54%	06/01/33	51,877	53,926	(h,i)
2.82%	12/01/32	61,616	64,131	(h,i)
3.28%	06/01/33	36,471	37,437	(h,i)
3.29%	07/01/33	142,611	148,814	(h,i)
3.52%	07/01/33	22,106	22,697	(h,i)
6.00%	10/01/33 - 03/01/34	31,317,936	34,527,800	(h)
7.00%	03/01/17 - 04/01/36	872,693	976,083	(h)
7.50%	04/01/16 - 05/01/34	702,624	798,808	(h)
8.00%	03/01/22 - 11/01/33	160,522	182,774	(h)
8.50%	02/01/18 - 07/01/31	339,045	385,725	(h)
9.00%	12/01/24 - 03/01/31	372,831	431,854	(h)
9.50%	09/01/21	25,841	29,781	(h)
9.75%	02/01/21	81,479	89,677	(h)
Government National Mortgage Assoc.
7.00%	12/15/18 - 05/15/32	185,491	209,304	(h)
7.50%	12/15/12 - 01/15/25	174,925	195,143	(h)
8.00%	07/15/17	80,435	89,911	(h)
			45,267,686

Agency Collateralized Mortgage Obligations—2.7%
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
6.50%	02/15/14	228,764	16,317	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2412) (Class OF)
1.30%	12/15/31	344,277	349,470	(h,i)
Federal Home Loan Mortgage Corp. REMIC (Series 2815) (Class YL)
8.00%	01/15/34	164,012	164,163	(h)
Federal National Mortgage Assoc. REMIC
4.50%	02/25/40	1,199,881	1,292,118	(h)
5.00%	02/25/40	719,928	94,475	(g,h,r)

Federal National Mortgage Assoc. REMIC (Class JS)
5.85%	07/25/38	1,559,778	153,794	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class QA)
0.10%	05/25/18	10,212,080	20,935	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
1.41%	07/25/44	2,716,938	140,451	(g,h,r)
Vendee Mortgage Trust
0.39%	04/15/40	1,511,528	31,137	(g,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	2,848,193	114,543	(g,h,r)
			2,377,403

Asset Backed—5.1%
Bank of America Auto Trust
2.67%	12/15/16	1,000,000	1,028,840	(b,h)
Ford Credit Auto Owner Trust
4.50%	07/15/14	100,000	106,965	(h)
GSAMP Trust
44.32%	05/25/46	145,572	135,382	(b,d,h,i)
Hertz Vehicle Financing LLC
5.29%	03/25/16	2,575,000	2,786,335	(b,h)
Honda Auto Receivables Owner Trust
3.30%	09/15/15	400,000	416,583
Residential Asset Securities Corp. (Series 2003) (Class A2b)
66.02%	11/25/33	73,217	30,983	(d,h,i)
			4,505,088

Non-Agency Collateralized Mortgage Obligations—2.3%
Bear Stearns Commercial Mortgage Securities (Class A2)
5.63%	04/12/38	144,000	145,383	(h,i)
6.46%	10/15/36	500,000	527,518	(h)
Commercial Mortgage Pass Through Certificates (Class CLA2)
40.02%	12/15/20	472,007	449,531	(b,d,h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	735,000	765,168	(h)
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	150,000	153,826
Residential Accredit Loans Inc. (Class A2)
25.82%	03/25/34	36,892	27,405	(d,i)
			2,068,831

Total Bonds and Notes			81,977,897
(Cost $81,132,490)

Other Investments—0.1%
GEI Investment Fund			80,165	(k)
(Cost $92,144)

Total Investment in Securities			82,058,062
(Cost $81,224,634)

Short-Term Investments—6.4%
GE Money Market Fund Institutional Class
0.05%			5,691,749	(d,k)
(Cost $5,691,749)

Total Investments			87,749,811
(Cost $86,916,383)

Other Assets and Liabilities, net—0.9%			821,669

NET ASSETS—100.0%			$88,571,480

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2010	175	$38,294,922	$100,204

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
5 Yr. U.S. Treasury Notes Futures	September 2010	94	$(11,125,047)	$(188,258)
10 Yr. U.S. Treasury Notes Futures	September 2010	72	(8,823,375)	(204,276)

				$(292,330)

GE Fixed Income Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Value
Bonds and Notes—94.3% †
U.S. Treasuries—15.3%
U.S. Treasury Bonds
4.38%	11/15/39	$403,600	$435,699
4.50%	08/15/39	390,100	429,658
4.63%	02/15/40	2,924,500	3,287,319
U.S. Treasury Notes
0.59%	04/30/12	2,884,400	2,906,033	(d)
2.50%	04/30/15	2,253,300	2,333,398
3.63%	02/15/20	5,783,700	6,110,838	(h)
4.50%	11/15/10	27,000	27,429
			15,530,374

Agency Mortgage Backed—22.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	51,253	53,583	(h)
5.00%	07/01/35	241,371	255,977	(h)
5.50%	05/01/20 - 04/01/39	858,392	926,388	(h)
6.00%	04/01/17 - 11/01/37	1,323,566	1,445,027	(h)
6.50%	07/01/29 - 08/01/29	6,338	7,054	(h)
7.00%	10/01/16 - 08/01/36	107,612	120,697	(h)
7.50%	01/01/30 - 09/01/33	25,574	29,287	(h)
8.00%	11/01/30	16,252	18,755	(h)
8.50%	04/01/30 - 05/01/30	33,160	38,609	(h)
9.00%	12/01/16	6,578	7,329	(h)
9.50%	04/01/21	582	653	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	205,142	216,805	(h)
4.50%	05/01/18 - 06/01/40	4,662,819	4,855,020	(h)
5.00%	07/01/20 - 06/01/40	3,617,885	3,837,052	(h)
5.25%	04/01/37	7,720	8,047	(i)
5.50%	03/01/14 - 04/01/38	3,467,352	3,742,647	(h)
5.64%	03/01/37	2,815	2,935	(i)
6.00%	09/01/14 - 07/01/35	2,032,443	2,234,242	(h)
6.50%	08/01/17 - 08/01/36	351,377	387,778	(h)
7.00%	08/01/13 - 02/01/34	73,750	81,685	(h)
7.50%	08/01/13 - 03/01/34	151,139	171,555	(h)
8.00%	12/01/12 - 11/01/33	67,531	77,878	(h)
8.50%	05/01/31	5,083	5,923	(h)
9.00%	04/01/16 - 12/01/22	15,829	17,362	(h)
6.00%	TBA	2,469,000	2,677,707	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	304,466	319,607	(h)
6.00%	04/15/27 - 09/15/36	207,689	228,817	(h)
6.50%	04/15/19 - 08/15/36	403,654	448,292	(h)
7.00%	03/15/12 - 10/15/36	138,649	153,302	(h)
7.50%	01/15/23 - 10/15/33	74,519	84,655	(h)
8.00%	12/15/29 - 02/15/30	1,456	1,690	(h)
9.00%	11/15/16 - 12/15/21	50,091	55,604	(h)
			22,511,962

Agency Collateralized Mortgage Obligations—2.1%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	2,705	2,600	(d,f,h,q)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	1,211,064	13,305	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	6,845	1,499	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	91,196	9,095	(g,r)
5.00%	05/15/38	121,039	129,534
5.50%	04/15/17	43,434	1,776	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	22,240	952	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	2,511	574	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	4,691	4,732	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	221,650	47,670	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%	03/15/19	13,760	77	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	165,874	12,892	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	32,760	1,973	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	29,329	612	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	61,233	774	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	28,018	906	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	125,922	10,699	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	105,974	6,032	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	31,647	945	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	93,877	89,878	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	974	1,057	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	247,442	45,628	(g,r)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	1,638	1,347	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	122,921	130,855
5.00%	02/25/40	95,982	12,964	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	2,345	2,211	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	158,462	174,610
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	59,603	1,906	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	108,068	109,268

Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	11	270	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	50,476	2,328	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	79,984	5,771	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	229,082	20,987	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	269,657	6,039	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	39,847	1,256	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	197,227	212,141	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	98,174	104,236
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	738,182	116,485	(g,h,r)
6.00%	01/01/35	105,554	15,602	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	231,814	41,727	(g,r)
5.00%	03/25/38	202,697	29,114	(g,r)
5.50%	12/01/33	59,273	10,096	(g,r)
7.50%	11/01/23	34,597	6,145	(g,h,r)
8.00%	08/01/23 - 07/01/24	14,348	3,200	(g,h,r)
8.50%	03/01/17 - 07/25/22	6,859	1,361	(g,h,r)
9.00%	05/25/22	2,342	506	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
4.41%	11/01/34	263,352	238,646	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	419,051	75,429	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	288,835	41,033	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	338,271	60,889	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	216,081	31,670	(g,r)
Government National Mortgage Assoc.
4.50%	05/20/38	134,167	18,606	(g,r)
5.00%	10/20/37 - 09/20/38	693,070	113,839	(g,r)
6.10%	08/20/39	1,080,841	125,720	(g,r)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	298,729	36,714	(g,h,r)
Vendee Mortgage Trust
0.39%	04/15/40	557,096	11,476	(g,r)
			2,147,657

Asset Backed—2.4%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	18,619	14,190	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	30,807	15,561	(h,i,q)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
18.39%	03/25/32	28,134	18,296	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	110,000	97,213
Countrywide Asset-Backed Certificates
1.21%	05/25/33	2,859	1,958	(i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.57%	06/25/33	1,457	1,323	(d,i)

Countrywide Asset-Backed Certificates (Class A)
23.17%	08/25/32	18,253	10,640	(d,h,i)
Countrywide Asset-Backed Certificates (Class A1)
1.15%	03/25/33	94,664	80,554	(h,i)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	2,000,000	1,840,078	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	91,080	79,659	(i)
Mid-State Trust (Class A3)
7.54%	07/01/35	11,097	10,779	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	100,000	85,724
Residential Asset Mortgage Products Inc. (Class A2)
7.48%	06/25/32	14,310	11,277	(d,i)
Residential Asset Securities Corp. (Class A2)
48.05%	06/25/33	24,569	12,096	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	5,970	2,996	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	104,810	96,371	(i)
Wachovia Asset Securitization Inc. (Series 2004) (Class A)
59.84%	06/25/34	39,095	21,786	(d,i,q)
			2,400,501

Corporate Notes—37.0%
Abu Dhabi National Energy Co.
6.25%	09/16/19	100,000	101,927	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	93,493	(b)
AES Panama S.A.
6.35%	12/21/16	40,000	41,163	(b)
Agilent Technologies Inc.
5.50%	09/14/15	80,000	86,109
Air Jamaica Ltd.
9.38%	07/08/15	7,857	7,857
Alliance One International Inc.
10.00%	07/15/16	155,000	157,713	(b)
America Movil SAB de C.V.
5.00%	03/30/20	200,000	206,635	(b,h)
American Tower Corp.
4.63%	04/01/15	72,000	74,897	(h)
Amsted Industries Inc.
8.13%	03/15/18	186,000	185,535	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	228,000	180,389	(h)
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	232,000	242,564	(b,h)
5.38%	11/15/14	145,000	158,531	(b,h)
ARAMARK Corp.
8.50%	02/01/15	334,000	337,340	(h)
Arizona Public Service Co.
6.25%	08/01/16	95,000	106,171	(h)
AT&T Inc.
6.40%	05/15/38	222,000	244,076	(h)
6.70%	11/15/13	184,000	212,350
Avis Budget Car Rental LLC
9.63%	03/15/18	90,000	90,900	(b)
Banco do Brasil Cayman
8.50%	10/29/49	200,000	220,500	(b)

Banco Mercantil del Norte S.A.
6.14%	10/13/16	24,000	23,939	(i)
Bank of America Corp.
4.50%	04/01/15	135,000	136,447	(h)
5.63%	07/01/20	90,000	90,715
5.75%	12/01/17	390,000	404,462	(h)
6.50%	08/01/16	240,000	259,733	(h)
BE Aerospace Inc.
8.50%	07/01/18	223,000	234,150	(h)
BlackRock Inc.
5.00%	12/10/19	144,000	153,053
Boise Paper Holdings LLC
8.00%	04/01/20	112,000	111,720	(b)
Bombardier Inc.
7.75%	03/15/20	210,000	217,875	(b)
Boston Scientific Corp.
4.50%	01/15/15	70,000	68,763
CA Inc.
5.38%	12/01/19	186,000	197,186
6.13%	12/01/14	59,000	65,292
Calpine Corp.
7.25%	10/15/17	174,000	167,040	(b)
Cargill Inc.
5.20%	01/22/13	240,000	258,461	(b,h)
6.00%	11/27/17	96,000	110,005	(b,h)
Case New Holland Inc.
7.88%	12/01/17	38,000	38,285	(b)
CBS Corp.
5.75%	04/15/20	200,000	214,665	(h)
CCO Holdings LLC
7.88%	04/30/18	56,000	56,280	(b,h)
8.13%	04/30/20	68,000	69,530	(b,h)
Cellco Partnership
5.55%	02/01/14	238,000	266,833
7.38%	11/15/13	137,000	160,612
Cenovus Energy Inc.
6.75%	11/15/39	118,000	135,477	(b)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	100,000	108,375	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	140,000	148,223	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	103,000
Chesapeake Energy Corp.
7.25%	12/15/18	333,000	343,823	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	210,000	196,350
8.75%	03/15/18	134,000	121,605
Citigroup Inc.
5.00%	09/15/14	147,000	147,029
5.13%	05/05/14	165,000	168,278
6.38%	08/12/14	61,000	64,791
8.50%	05/22/19	743,000	885,748	(h)
City National Capital Trust I
9.63%	02/01/40	105,000	110,496
Clarendon Alumina Production Ltd.
8.50%	11/16/21	100,000	101,000	(b,h)
Comcast Corp.
6.40%	03/01/40	116,000	124,853
6.50%	01/15/15	117,000	134,286

Community Health Systems Inc.
8.88%	07/15/15	66,000	68,063	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	121,000	146,896
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	12,000	13,719
Corp Nacional del Cobre de Chile
5.63%	09/21/35	22,000	22,480	(b)
Corp Pesquera Inca SAC
9.00%	02/10/17	15,000	14,663	(b)
COX Communications Inc.
6.25%	06/01/18	127,000	141,613	(b,h)
7.13%	10/01/12	100,000	111,111	(h)
Credit Suisse
6.00%	02/15/18	213,000	222,258	(h)
Credit Suisse AG
5.40%	01/14/20	166,000	165,048
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	98,500
Crown Castle International Corp.
7.13%	11/01/19	224,000	218,960
Crown Castle Towers LLC
6.11%	01/15/40	110,000	120,731	(b)
CVS Caremark Corp.
3.25%	05/18/15	122,000	123,922
5.75%	06/01/17	58,000	64,524	(h)
6.13%	09/15/39	174,000	185,995
DASA Finance Corp.
8.75%	05/29/18	222,000	240,315
Denbury Resources Inc.
8.25%	02/15/20	112,000	117,040
DirecTV Holdings LLC
4.75%	10/01/14	50,000	52,954
5.20%	03/15/20	134,000	139,657
5.88%	10/01/19	134,000	146,380
DISH DBS Corp.
7.13%	02/01/16	45,000	45,112
Dolphin Energy Ltd.
5.89%	06/15/19	95,930	99,168	(b)
Drummond Company Inc.
7.38%	02/15/16	30,000	28,200
El Paso Corp.
8.05%	10/15/30	112,000	110,723
Empresa Nacional del Petroleo
6.25%	07/08/19	100,000	106,123	(b)
EnCana Corp.
6.50%	02/01/38	116,000	128,921
European Investment Bank
4.88%	01/17/17	200,000	223,068	(h)
Exelon Corp.
4.90%	06/15/15	166,000	177,275
Exelon Generation Company LLC
5.20%	10/01/19	20,000	21,276
6.25%	10/01/39	88,000	94,001
Export-Import Bank of Korea
5.88%	01/14/15	100,000	108,352
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	120,785	(b)

Ford Motor Credit Company LLC
7.00%	04/15/15	300,000	296,751
Forest Oil Corp.
7.25%	06/15/19	112,000	108,080
Gaz Capital SA for Gazprom
9.25%	04/23/19	125,000	143,750
Genworth Financial Inc.
8.63%	12/15/16	104,000	110,907
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	33,000	36,079
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100,000	104,000	(b)
Hana Bank
4.50%	10/30/15	100,000	99,784	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	232,000	225,177
HCA Inc.
9.25%	11/15/16	408,000	432,480
Health Management Associates Inc.
6.13%	04/15/16	159,000	150,653
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	178,000	190,460
HSBC Finance Corp.
5.00%	06/30/15	287,000	299,455
5.70%	06/01/11	251,000	259,413
6.75%	05/15/11	125,000	130,124
HSBC Holdings PLC
6.80%	06/01/38	150,000	161,652
Icahn Enterprises LP
8.00%	01/15/18	144,000	139,680	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	281,095	310,610	(b,h)
Illinois Power Co.
9.75%	11/15/18	178,000	233,694
Ingles Markets Inc.
8.88%	05/15/17	264,000	268,620
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	112,000	112,840
8.88%	01/15/15	111,000	112,804
Intergen N.V.
9.00%	06/30/17	308,000	306,460	(b)
International Paper Co.
7.50%	08/15/21	284,000	332,534	(h)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	55,000	54,361
JPMorgan Chase & Co.
5.13%	09/15/14	152,000	162,204
JPMorgan Chase Capital XXVII
7.00%	11/01/39	154,000	156,608
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	100,000	101,000
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	100,000	109,110	(b)
Korea National Oil Corp.
5.38%	07/30/14	200,000	212,186	(b)
Kraft Foods Inc.
5.38%	02/10/20	188,000	201,452
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	624,000	658,882
4.13%	10/15/14	312,000	337,258
4.50%	07/16/18	179,000	194,539

L-3 Communications Corp.
5.88%	01/15/15	132,000	130,350
LBI Escrow Corp.
8.00%	11/01/17	100,000	103,000	(b)
Levi Strauss & Co.
7.63%	05/15/20	100,000	98,000	(b)
Lincoln National Corp.
6.25%	02/15/20	59,000	63,208
8.75%	07/01/19	140,000	171,582
Lloyds TSB Bank PLC
5.80%	01/13/20	298,000	281,281	(b)
Majapahit Holding BV
7.25%	10/17/11	200,000	210,000	(b)
7.75%	10/17/16 - 01/20/20	311,000	341,073	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	119,000	126,526
6.88%	04/25/18	209,000	222,957
Midamerican Energy Holdings Co.
6.13%	04/01/36	9,000	9,909
Morgan Stanley
5.50%	01/26/20	165,000	159,621
5.63%	09/23/19	233,000	225,407
6.00%	04/28/15	133,000	138,995
7.30%	05/13/19	343,000	368,869
Motiva Enterprises LLC
6.85%	01/15/40	110,000	125,715	(b)
Mylan Inc.
7.88%	07/15/20	156,000	159,120	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	103,795	(o)
National Agricultural Cooperative Federation
5.00%	09/30/14	108,000	112,396	(b)
Navistar International Corp.
8.25%	11/01/21	118,000	119,770
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	104,500	(b)
New Communications Holdings Inc.
8.25%	04/15/17	158,000	158,593	(b)
Newmont Mining Corp.
6.25%	10/01/39	262,000	285,925
News America Inc.
6.65%	11/15/37	156,000	175,080
Nexen Inc.
6.20%	07/30/19	210,000	235,782
6.40%	05/15/37	278,000	289,903
Nisource Finance Corp.
6.13%	03/01/22	100,000	106,737
Noble Group Ltd.
6.75%	01/29/20	100,000	97,000	(b)
NRG Energy Inc.
7.38%	02/01/16	345,000	343,275
Omnicare Inc.
7.75%	06/01/20	102,000	104,040
Pacific Gas & Electric Co.
5.80%	03/01/37	120,000	130,422	(h)
PacifiCorp
6.00%	01/15/39	500,000	574,373	(h)
6.25%	10/15/37	6,000	7,045

PAETEC Holding Corp.
8.88%	06/30/17	19,000	19,000
8.88%	06/30/17	137,000	137,000	(b)
Pemex Finance Ltd.
9.03%	02/15/11	45,450	46,132	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	30,000	30,608
Petrobras International Finance Co.
5.75%	01/20/20	66,000	66,465
Petroleos Mexicanos
4.88%	03/15/15	200,000	207,000	(b)
6.00%	03/05/20	40,000	42,000	(b)
8.00%	05/03/19	20,000	23,800
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100,000	94,285
Petronas Capital Ltd.
5.25%	08/12/19	100,000	105,141	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	229,000	236,007
Plains All American Pipeline LP
4.25%	09/01/12	178,000	185,967
Plains Exploration & Production Co.
7.63%	06/01/18	246,000	240,465
Pontis Ltd.
6.25%	07/20/10	100,000	98,500	(b)
Principal Financial Group Inc.
8.88%	05/15/19	87,000	106,675
Prudential Financial Inc.
3.63%	09/17/12	58,000	59,738
3.88%	01/14/15	166,000	167,181
5.15%	01/15/13	60,000	63,500
7.38%	06/15/19	130,000	150,534
QVC Inc.
7.50%	10/01/19	142,000	139,515	(b)
RailAmerica Inc.
9.25%	07/01/17	57,000	59,707
Republic Services Inc.
5.25%	11/15/21	104,000	109,424	(b)
5.50%	09/15/19	82,000	88,734	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	100,000	97,750	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	326,000	310,065	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	167,000	170,184
7.63%	06/15/20	118,000	116,987
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	99,250	(b)
Sabine Pass LNG LP
7.25%	11/30/13	110,000	99,000
7.50%	11/30/16	75,000	62,437
SBA Telecommunications Inc.
8.00%	08/15/16	50,000	51,750	(b)
8.25%	08/15/19	76,000	79,990	(b)
Security Benefit Life Insurance
8.75%	05/15/16	10,000	8,725	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	164,000	173,685

Solutia Inc.
7.88%	03/15/20	112,000	111,720
Southern Copper Corp.
5.38%	04/16/20	10,000	10,023
6.75%	04/16/40	26,000	25,700
7.50%	07/27/35	100,000	107,930
Spirit Aerosystems Inc.
7.50%	10/01/17	64,000	62,720
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	100,000	104,500	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	400,000	426,000	(b)
Talisman Energy Inc.
7.75%	06/01/19	18,000	22,098
Telecom Italia Capital S.A.
6.00%	09/30/34	162,000	138,791
7.18%	06/18/19	120,000	129,194
Telefonica Emisiones SAU
3.73%	04/27/15	117,000	116,659
5.13%	04/27/20	146,000	146,335
Tesoro Corp. (Series B)
6.63%	11/01/15	304,000	285,000
The AES Corp.
8.00%	10/15/17 - 06/01/20	207,000	208,595
The Dow Chemical Co.
5.90%	02/15/15	166,000	181,409
8.55%	05/15/19	170,000	208,099
The Goldman Sachs Group Inc.
5.38%	03/15/20	826,000	816,184	(h)
The Kroger Co.
6.15%	01/15/20	240,000	277,242
The Potomac Edison Co.
5.35%	11/15/14	112,000	121,743	(h)
The Travelers Companies Inc.
5.80%	05/15/18	120,000	131,620
The Williams Companies Inc.
7.88%	09/01/21	116,000	132,947
Time Warner Cable Inc.
5.00%	02/01/20	128,000	130,898
6.75%	07/01/18	144,000	165,294
7.50%	04/01/14	108,000	125,485
Time Warner Inc.
5.88%	11/15/16	154,000	173,605
6.20%	03/15/40	116,000	122,353
TNK-BP Finance S.A.
7.25%	02/02/20	25,000	24,970	(b)
TransDigm Inc.
7.75%	07/15/14	67,000	67,000	(b)
Union Electric Co.
6.70%	02/01/19	68,000	79,047
UPC Germany GmbH
8.13%	12/01/17	100,000	98,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	163,000	171,857
Vale Overseas Ltd.
6.88%	11/10/39	140,000	146,258
Valero Energy Corp.
6.13%	02/01/20	222,000	228,126

Vedanta Resources PLC
9.50%	07/18/18	100,000	106,250	(b)
Verizon Communications Inc.
6.35%	04/01/19	152,000	175,885
6.40%	02/15/38	80,000	88,165
6.90%	04/15/38	120,000	140,245
8.75%	11/01/18	136,000	176,796
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100,000	105,800	(b)
Virgin Media Finance PLC
8.38%	10/15/19	100,000	101,250
VTB Capital S.A.
6.47%	03/04/15	100,000	100,000	(b)
WEA Finance LLC
6.75%	09/02/19	118,000	131,152	(b)
7.50%	06/02/14	194,000	219,853	(b)
Weatherford International Ltd.
6.50%	08/01/36	117,000	106,022
Williams Partners LP
5.25%	03/15/20	94,000	96,121	(b)
6.30%	04/15/40	166,000	166,782	(b)
Windstream Corp.
7.88%	11/01/17	311,000	303,614
Woodside Finance Ltd.
4.50%	11/10/14	269,000	274,356	(b)
Woori Bank
4.50%	10/07/15	100,000	99,324	(b)
Wyeth
5.50%	03/15/13	219,000	242,230
Wynn Las Vegas LLC
7.88%	05/01/20	156,000	156,780	(b)
XL Capital Ltd.
5.25%	09/15/14	256,000	261,946
Xstrata Finance Canada Ltd.
5.80%	11/15/16	116,325	124,699	(b)
			37,484,092

Non-Agency Collateralized Mortgage Obligations—12.3%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	260,000	271,422
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	158,750	160,629
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	289,000	297,011
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	100,000	16,333	(h,i,q)
Banc of America Funding Corp. (Class 2M1)
4.64%	02/20/36	40,155	372	(h,i,q)
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	110,180	4,589	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	83,087	8,009	(h,i,q)
5.40%	02/25/36	87,807	14,939	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	23,435	305	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	93,396	94,486	(h,i)
5.63%	04/12/38	52,000	52,499	(i)

Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	180,000	176,358	(h)
5.47%	01/12/45	175,000	181,072
5.69%	06/11/50	255,000	258,128	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	100,000	86,457	(h,i)
5.91%	06/11/40	110,000	69,579	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	100,000	89,808	(h)
5.84%	09/11/42	120,000	106,695
5.92%	06/11/50	120,000	103,641	(h,i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	40,000	13,924	(h,i,q)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	100,000	82,734	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	110,000	72,253
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	120,000	104,869
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	260,000	276,442	(h,i)
Countrywide Asset-Backed Certificates (Class A2)
15.91%	11/25/35	404,464	373,249	(d,h,i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	175,000	174,249
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	250,000	211,564	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	101,085	6,473	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	200,000	120,118
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	80,578	5,952	(h,i,q)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	688,061	76,211	(g,r)
6.20%	07/25/37	350,161	43,376	(g,r)
6.34%	10/25/35	524,921	67,945	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	763,521	111,569	(g,r)
Government National Mortgage Assoc.
1.00%	04/20/40	1,095,858	171,377	(g,r)
6.15%	05/20/40	1,112,749	161,193	(g,r)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	895,000	935,528	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	605,000	629,832	(h)
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	548,000	539,004	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	272,000	234,088	(h)
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	400,000	411,566	(h,i)
Impac CMB Trust (Class A1)
32.71%	10/25/35	804,447	418,484	(d,h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	71,417	2,795	(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	52,677	406	(h,i,q)
Interstar Millennium Trust (Class A)
2.84%	03/14/36	12,187	11,349	(d,i)

JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	220,000	117,602
6.06%	04/15/45	120,000	105,203
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	490,000	525,361	(i)
5.44%	06/12/47	280,000	279,641
5.79%	02/12/51	130,000	131,522	(i)
6.07%	02/12/51	150,000	144,914
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	60,000	35,211	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	220,000	187,490	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	60,000	14,318	(i,q)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	1,352,712	60,288	(h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	120,000	126,715
5.16%	02/15/31	120,000	124,830
5.66%	03/15/39	429,000	443,522	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	50,000	32,353	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	105,000	15,749	(i,q)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	66,000	67,647	(h,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	99,081	10,318	(g,h,q,r)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	125,000	65,316
Morgan Stanley Capital I
5.16%	10/12/52	150,000	156,975	(i)
5.36%	11/12/41	265,000	224,102
5.94%	10/15/42	131,000	77,347
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	293,000	291,176	(i)
5.81%	12/12/49	360,000	372,784
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	341,000	220,311	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	120,000	111,058	(i)
6.46%	01/11/43	120,000	107,932
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	100,000	64,256
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	117,000	119,984
OBP Depositor LLC Trust
4.65%	07/15/45	80,000	80,000	(b)
Puma Finance Ltd. (Class A)
5.42%	10/11/34	33,138	31,974	(d,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	44,152	—	(h,q)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	95,134	7,138	(h,q)
Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	46,138	1,125	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.11%	02/25/28	58,981	3	(i,q)
Thornburg Mortgage Securities Trust (Class A)
1.03%	04/25/43	59,555	55,048	(i)

Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	80,000	36,001
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	230,000	229,915
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	160,000	115,536	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	120,000	103,415	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	60,000	41,209	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	120,000	121,209	(b,d)
WaMu Mortgage Pass Through Certificates (Class A2A1)
26.52%	01/25/45	128,462	90,985	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	326,216	60,993	(h,q)
			12,457,358

Sovereign Bonds—2.6%
Government of Belize
6.00%	02/20/29	45,100	33,374	(j)
Government of Brazil
5.63%	01/07/41	200,000	196,500	(h)
8.00%	01/15/18	104,000	120,640	(h)
8.25%	01/20/34	112,000	147,840
Government of Brazilian
4.88%	01/22/21	100,000	100,150	(h)
Government of Costa Rica
10.00%	08/01/20	50,000	67,250	(b)
Government of El Salvador
7.65%	06/15/35	40,000	42,400	(b)
Government of Grenada
2.50%	09/15/25	22,500	10,350	(b,j)
Government of Lebanon
6.38%	03/09/20	73,000	73,002
Government of Panama
5.20%	01/30/20	100,000	104,000
6.70%	01/26/36	61,000	67,253
Government of Peruvian
6.55%	03/14/37	146,000	161,330
Government of Philippine
6.50%	01/20/20	100,000	109,800
Government of Poland
6.38%	07/15/19	13,000	14,381
Government of Turkey
5.63%	03/30/21	100,000	99,000
Government of Uruguay
6.88%	09/28/25	37,560	41,879
Government of Venezuela
1.31%	04/20/11	22,000	20,295	(i)
5.38%	08/07/10	174,000	172,695
10.75%	09/19/13	64,000	55,680
Korea Expressway Corp.
4.50%	03/23/15	100,000	102,361	(b)
Province of Manitoba Canada
4.90%	12/06/16	130,000	146,295
Province of Quebec Canada
7.50%	09/15/29	185,000	253,935

Republic of Dominican
9.50%	09/27/11	67,847	70,900
Russian Foreign Bond - Eurobond
3.63%	04/29/15	100,000	96,750	(b)
5.00%	04/29/20	100,000	96,500	(b)
7.50%	03/31/30	123,416	139,127	(j)
United Mexican States
5.13%	01/15/20	67,000	69,680
6.05%	01/11/40	50,000	52,750
			2,666,117

Municipal Bonds and Notes—0.4%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	94,000	93,284	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	174,000	168,509
New Jersey State Turnpike Authority
7.41%	01/01/40	80,000	97,448
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	50,000	52,729
			411,970

Total Bonds and Notes			95,610,031
(Cost $94,816,828)

		Number of Shares
Preferred Stock—0.1%

Citigroup Capital XII		5,800	144,942	(i)
(Cost $145,000)

Other Investments—0.4%
GEI Investment Fund			383,588	(k)
(Cost $440,906)

Total Investment in Securities			96,138,561
(Cost $95,402,734)

Short-Term Investments—6.9%
GE Money Market Fund Institutional Class
0.05%			7,021,531	(d,k)
(Cost $7,021,531)

Total Investments			103,160,092
(Cost $102,424,265)

Liabilities in Excess of Other Assets, net—(1.7)%			(1,727,595)

NET ASSETS—100.0%			$101,432,497

Other Information

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	September 2010	4	$(543,250)	$(26,042)
10 Yr. U.S. Treasury Notes Futures	September 2010	190	(23,283,906)	(411,976)

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2010	50	$10,941,406	$11,406
5 Yr. U.S. Treasury Notes Futures	September 2010	73	8,639,664	134,535

				$(292,077)

GE Global Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—95.5% †
Australia—1.1%
Brambles Ltd.	60,188	$275,045
Paladin Energy Ltd.	56,446	168,656	(a)
		443,701

Brazil—1.5%
Banco Santander Brasil S.A.	33,617	345,588
Rossi Residencial S.A.	33,820	244,104	(a)
		589,692

Canada—3.6%
CAE Inc.	27,107	235,447
Potash Corp of Saskatchewan Inc.	4,821	415,763
Research In Motion Ltd.	5,411	266,546	(a)
Suncor Energy Inc.	19,059	561,097
		1,478,853

Chile—0.9%
Sociedad Quimica y Minera de Chile S.A. ADR	11,883	387,505

China—4.3%
Baidu Inc. ADR	9,158	623,477	(a)
Byd Company Ltd.	18,000	132,389
China South Locomotive and Rolling Stock Corp.	194,000	132,373
Sinopharm Group Co.	95,388	347,546	(a)
Zhuzhou CSR Times Electric Company Ltd.	238,335	504,524
		1,740,309

Denmark—0.7%
AP Moller—Maersk A/S	34	268,227

France—3.6%
Accor S.A.	6,056	280,834	(a)
BNP Paribas	4,560	245,743
Eutelsat Communications	9,310	312,199
Schneider Electric S.A.	4,032	407,915
Vivendi S.A.	10,337	210,421
		1,457,112

Germany—6.2%
Adidas AG	8,734	423,565
Bayer AG	4,205	235,375
Daimler AG	7,831	396,799
Deutsche Boerse AG	7,345	446,982
Gerresheimer AG	4,911	157,468
SAP AG	7,233	322,171
Siemens AG	5,998	537,359
		2,519,719

Hong Kong—1.0%
Esprit Holdings Ltd.	37,376	201,226
Li & Fung Ltd.	44,865	201,289
		402,515

Ireland—0.3%
CRH PLC	5,818	120,070

Italy—0.6%
UniCredit S.p.A.	116,280	257,647

Japan—11.9%
Fanuc Ltd.	2,600	293,350
Hitachi Metals Ltd.	11,000	111,270
Japan Tobacco Inc.	37	115,013
Jupiter Telecommunications Company Ltd.	243	232,452
Keyence Corp.	2,500	577,616
Mitsubishi Corp.	14,000	289,393
Mitsubishi UFJ Financial Group Inc.	48,155	218,472
Nabtesco Corp.	36,000	554,458
Nomura Holdings Inc.	90,734	495,303
Panasonic Corp.	10,900	135,991
Sumitomo Metal Industries Ltd.	105,000	237,208
Taiyo Nippon Sanso Corp.	46,985	372,792
Toyota Motor Corp.	16,000	549,272
Unicharm Corp.	3,000	338,012
Yamada Denki Company Ltd.	4,630	302,267
		4,822,869

Netherlands—0.8%
Koninklijke Philips Electronics N.V.	10,417	311,595

Russian Federation—0.7%
Mobile Telesystems OJSC ADR	15,195	291,136

South Africa—0.8%
MTN Group Ltd.	16,132	211,666
Naspers Ltd.	2,825	95,247	(a)
		306,913

South Korea—1.2%
Doosan Heavy Industries and Construction Company Ltd.	3,970	242,924
Samsung SDI Company Ltd.	1,850	258,905	(a)
		501,829

Spain—0.6%
Telefonica S.A.	13,872	257,405

Switzerland—3.8%
Credit Suisse Group AG ADR	4,089	153,051
Nestle S.A.	17,270	832,353
Roche Holding AG	4,191	576,589
		1,561,993

Taiwan—1.3%
Prime View International Company Ltd.	185,000	224,447
Taiwan Semiconductor Manufacturing Company Ltd. ADR	33,051	322,578
		547,025

United Kingdom—5.8%
Aegis Group PLC	136,607	216,821
BG Group PLC	19,224	286,298
BHP Billiton PLC	17,593	456,771
Cable & Wireless Communications PLC	127,416	110,087
Experian PLC	14,295	124,480
HSBC Holdings PLC	18,060	165,211
Lloyds Banking Group PLC	393,226	310,854
Prudential PLC	31,724	239,602
Royal Dutch Shell PLC	6,213	156,442
Tesco PLC	47,876	270,450
		2,337,016

United States—44.8%
Alexion Pharmaceuticals Inc.	2,066	105,759	(a)
Allegheny Technologies Inc.	8,129	359,220
American Tower Corp.	21,497	956,616	(a)
Amgen Inc.	11,130	585,438	(a,h)
Apple Inc.	1,145	288,002	(a)
Archer-Daniels-Midland Co.	8,686	224,273
Bank of America Corp.	54,908	789,028
Bristol-Myers Squibb Co.	5,087	126,870
Bucyrus International Inc.	4,777	226,669
Capital One Financial Corp.	14,524	585,317
CME Group Inc.	1,392	391,918
Covidien PLC	7,134	286,644
Cummins Inc.	6,552	426,732
Deere & Co.	5,299	295,048
DIRECTV	5,554	188,392	(a)
eBay Inc.	6,745	132,269	(a)
Equinix Inc.	4,837	392,861	(a)
Express Scripts Inc.	13,212	621,228	(a)
Freeport-McMoRan Copper & Gold Inc.	5,044	298,252
Hewlett-Packard Co.	9,642	417,306
International Business Machines Corp.	1,597	197,198
ITC Holdings Corp.	6,432	340,317
JPMorgan Chase & Co.	29,098	1,065,278	(h)
Kirby Corp.	6,065	231,986	(a)
Kraft Foods Inc.	19,163	536,564
Lowe’s Companies Inc.	16,246	331,743
Microsoft Corp.	6,078	139,855
Molson Coors Brewing Co.	2,598	110,051
Monsanto Co.	13,143	607,469
NII Holdings Inc.	11,815	384,224	(a)
Occidental Petroleum Corp.	12,268	946,476
Oracle Corp.	7,043	151,143
PepsiCo Inc.	7,011	427,320
Praxair Inc.	7,074	537,553
QUALCOMM Inc.	24,231	795,746
Schlumberger Ltd.	16,231	898,224
Southwestern Energy Co.	17,562	678,596	(a)
State Street Corp.	5,336	180,464	(e)
The Charles Schwab Corp.	22,132	313,832
The Walt Disney Co.	4,872	153,468
The Western Union Co.	8,183	122,009

Time Warner Inc.	5,495	158,860
Union Pacific Corp.	7,777	540,579
Visa Inc.	4,771	337,548
Yum! Brands Inc.	8,459	330,239
		18,214,584

Total Common Stock		38,817,715
(Cost $40,169,368)

Preferred Stock—2.2%
Fresenius SE	13,613	900,676
(Cost $1,015,947)

Exchange Traded Funds—0.9%
Financial Select Sector SPDR Fund	5,076	70,100	(p)
Industrial Select Sector SPDR Fund	10,038	275,543	(h,p)

Total Exchange Traded Funds		345,643
(Cost $407,655)

Other Investments—0.1%
GEI Investment Fund		25,603	(k)
(Cost $29,429)

Total Investments in Securities		40,089,637
(Cost $41,622,399)

Short-Term Investments—1.2%
GE Money Market Fund Institutional Class
0.05%		502,246	(d,k)
(Cost $502,246)

Total Investments		40,591,883
(Cost $42,124,645)

Other Assets and Liabilities, net—0.1%		49,735

NET ASSETS—100.0%		$40,641,618

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Oil, Gas & Consumable Fuels	6.89%
Diversified Financial Services	6.63%
Chemicals	5.72%
Machinery	4.75%
Wireless Telecommunication Services	4.55%
Food Products	3.92%
Media	3.86%
Commercial Banks	3.80%
Metals & Mining	3.60%
Electronic Equipment, Instruments & Components	2.94%

Healthcare Equipment & Supplies	2.93%
Internet Software & Services	2.83%
Capital Markets	2.81%
Communications Equipment	2.62%
Healthcare Providers & Services	2.39%
Automobiles	2.33%
Pharmaceuticals	2.31%
Electrical Equipment	2.25%
Energy Equipment & Services	2.21%
Industrial Conglomerates	2.09%
Specialty Retail	2.06%
Computers & Peripherals	1.74%
Biotechnology	1.70%
IT Services	1.62%
Software	1.51%
Hotels, Restaurants & Leisure	1.51%
Consumer Finance	1.44%
Road & Rail	1.33%
Beverages	1.32%
Marine	1.23%
Textiles, Apparel & Luxury Goods	1.04%
Household Durables	0.94%
Diversified Telecommunication Services	0.91%
Exchange Traded Fund	0.85%
Electric Utilities	0.84%
Household Products	0.83%
Semiconductors & Semiconductor Equipment	0.79%
Trading Companies & Distributors	0.71%
Commercial Services & Supplies	0.68%
Food & Staples Retailing	0.67%
Construction & Engineering	0.60%
Insurance	0.59%
Aerospace & Defense	0.58%
Distributors	0.50%
Life Sciences Tools & Services	0.39%
Professional Services	0.31%
Construction Materials	0.30%
Tobacco	0.28%

98.70%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term	1.24%
Other Investments	0.06%

1.30%

100.00%

GE International Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—93.8% †
Australia—1.1%
Brambles Ltd.	33,449	$152,854
Paladin Energy Ltd.	46,528	139,022	(a)
		291,876

Brazil—2.4%
Banco Santander Brasil S.A.	22,500	231,304
Petroleo Brasileiro S.A. ADR	6,893	205,411
Vale S.A. ADR	10,489	220,479
		657,194

Canada—3.6%
Kinross Gold Corp.	4,808	82,347
Potash Corporation of Saskatchewan Inc.	5,066	437,116
Research In Motion Ltd.	5,394	265,627	(a)
Suncor Energy Inc.	6,970	205,496
		990,586

Chile—0.4%
Sociedad Quimica y Minera de Chile S.A. ADR	3,129	102,037

China—0.9%
China Mobile Ltd.	7,999	79,236
China South Locomotive and Rolling Stock Corp.	233,454	159,293
		238,529

Denmark—1.0%
AP Moller—Maersk A/S	34	268,227

Finland—0.3%
Nokia Oyj	10,416	85,041

France—12.2%
AXA S.A.	16,164	247,353
BNP Paribas	8,492	457,642	(h)
Cap Gemini S.A.	5,986	263,523
Cie Generale d’Optique Essilor International S.A.	8,557	509,351
Credit Agricole S.A.	10,930	113,590
Danone	2,586	138,868
European Aeronautic Defence and Space Company N.V.	12,977	265,276
Safran S.A.	4,493	125,543
Schneider Electric S.A.	3,408	344,785
Total S.A.	8,565	382,972	(h)
Veolia Environnement	5,269	123,992
Vinci S.A.	4,165	173,228
Vivendi S.A.	8,311	169,180
		3,315,303

Germany—10.9%
Adidas AG	5,171	250,773
Bayer AG	6,086	340,665
Daimler AG	5,497	278,535
Deutsche Boerse AG	6,872	418,198
Linde AG	4,274	450,163
Metro AG	4,526	231,311
SAP AG	4,710	209,792
Siemens AG	7,415	664,307
ThyssenKrupp AG	4,858	119,917
		2,963,661

Hong Kong—0.7%
Esprit Holdings Ltd.	35,068	188,800

India—0.7%
Larsen & Toubro Ltd.	4,793	185,412

Ireland—0.8%
CRH PLC	10,632	219,419

Italy—2.1%
ENI S.p.A.	12,477	229,412
UniCredit S.p.A.	153,353	339,791
		569,203

Japan—14.8%
Daikin Industries Ltd.	3,000	91,393
Fanuc Ltd.	1,300	146,675
Mitsubishi Corp.	11,000	227,380
Mitsubishi Estate Company Ltd.	16,982	236,217
Mitsubishi Heavy Industries Ltd.	35,000	120,639
Mitsubishi UFJ Financial Group Inc.	74,991	340,223	(h)
Nomura Holdings Inc.	96,729	528,029
Sony Financial Holdings Inc.	100	333,293
Sumitomo Metal Industries Ltd.	189,005	426,985
Sumitomo Mitsui Financial Group Inc.	3,416	96,599
Suzuki Motor Corp.	19,000	372,567
Taiyo Nippon Sanso Corp.	20,997	166,596
The Bank of Yokohama Ltd.	51,369	234,787
Toyota Motor Corp.	4,924	169,039
Unicharm Corp.	2,900	326,745
Yamada Denki Company Ltd.	3,290	214,786
		4,031,953

Mexico—0.4%
America Movil SAB de C.V. ADR	2,025	96,187

Netherlands—3.2%
Heineken N.V.	2,647	112,387
Koninklijke Ahold N.V.	14,755	182,824
Koninklijke Philips Electronics N.V.	16,376	489,841
Unilever N.V.	3,372	92,241
		877,293

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	7,300	139,868

South Africa—0.8%
MTN Group Ltd.	17,437	228,789

South Korea—2.0%
KB Financial Group Inc.	3,956	151,636
Samsung Electronics Company Ltd.	640	401,417
		553,053

Spain—2.8%
Banco Santander S.A.	46,225	485,536	(h)
Iberdrola S.A.	21,492	121,000
Telefonica S.A.	8,849	164,200
		770,736

Sweden—0.9%
Hennes & Mauritz AB	918	25,279
Telefonaktiebolaget LM Ericsson	20,317	225,805
		251,084

Switzerland—9.2%
Credit Suisse Group AG (Regd.)	8,021	301,428
Nestle S.A.	17,303	833,944	(h)
Novartis AG	5,978	289,578
Roche Holding AG	4,152	571,223	(h)
Syngenta AG	1,139	263,005
Zurich Financial Services AG	1,125	247,850
		2,507,028

Taiwan—2.6%
Delta Electronics Inc.	61,000	194,721
Taiwan Semiconductor Manufacturing Company Ltd.	244,037	456,116
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,765	66,026
		716,863

United Kingdom—19.3%
Autonomy Corporation PLC	7,132	194,667	(a)
BG Group PLC	21,750	323,917
BHP Billiton PLC	19,269	500,285
Diageo PLC	3,498	55,020
Experian PLC	4,747	41,337
G4S PLC	45,389	180,197
G4S PLC	20,652	82,263
HSBC Holdings PLC	70,041	640,729
Lloyds Banking Group PLC	410,054	324,157	(h)
National Grid PLC	56,649	414,146
Prudential PLC	60,035	453,426	(h)
Reckitt Benckiser Group PLC	10,850	505,356	(h)
Rio Tinto PLC	9,618	422,934
Royal Dutch Shell PLC	10,860	274,430
Tesco PLC	64,217	362,759
The Capita Group PLC	23,234	256,317
Vodafone Group PLC	111,324	229,689	(h)
		5,261,629

Total Common Stock		25,509,771
(Cost $26,838,689)

Preferred Stock—1.5%
Fresenius SE	2,083	137,817
Volkswagen AG	3,060	268,967

Total Preferred Stock		406,784
(Cost $424,803)

Rights—0.0%*
Iberdrola S.A.	22,271	4,860	(a)
(Cost $5,222)

Other Investments—0.1%
GEI Investment Fund
(Cost $17,825)		15,508	(k)

Total Investments in Securities		25,936,923
(Cost $27,286,539)

Short-Term Investments—0.5%
GE Money Market Fund Institutional Class
0.05%		125,917	(d,k)
(Cost $125,917)

Total Investments		26,062,840
(Cost $27,412,456)

Other Assets and Liabilities, net—4.2%		1,135,738

NET ASSETS—100.0%		$27,198,578

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
DJ Euro Stoxx 50 Index Futures	September 2010	12	$377,465	$1,456
FTSE 100 Index Futures	September 2010	2	146,034	(421)
Topix Index Futures	September 2010	2	189,513	422

				$1,457

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Percentage (based on Market Value)
Commercial Banks	13.11%
Metals & Mining	6.80%
Oil, Gas & Consumable Fuels	6.77%
Chemicals	5.45%
Insurance	4.92%
Pharmaceuticals	4.61%
Industrial Conglomerates	4.43%
Automobiles	4.18%
Food Products	4.09%
Semiconductors & Semiconductor Equipment	3.54%
Household Products	3.19%
Capital Markets	3.18%
Food & Staples Retailing	2.98%
Wireless Telecommunication Services	2.97%
Healthcare Equipment & Supplies	2.48%
Communications Equipment	2.21%
Multi-Utilities	2.06%
Specialty Retail	1.65%
Machinery	1.64%
Diversified Financial Services	1.60%
Commercial Services & Supplies	1.59%
Software	1.55%
Aerospace & Defense	1.50%
Construction & Engineering	1.38%
Electrical Equipment	1.32%
Professional Services	1.14%
Marine	1.03%
IT Services	1.01%
Textiles, Apparel & Luxury Goods	0.96%
Real Estate Management & Development	0.91%
Trading Companies & Distributors	0.87%
Construction Materials	0.84%
Electronic Equipment, Instruments & Components	0.75%
Media	0.65%
Beverages	0.64%
Diversified Telecommunication Services	0.63%
Electric Utilities	0.48%
Building Products	0.35%

99.46%

Short-Term and Other Investments	Percentage (based on Market Value)
Short-Term	0.48%
Other Investments	0.06%

0.54%

100.00%

GE Premier Growth Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock—97.9% †
Beverages—4.4%
PepsiCo Inc.	126,954	$7,737,846

Biotechnology—5.8%
Amgen Inc.	134,278	7,063,023	(a,h)
Gilead Sciences Inc.	87,891	3,012,903	(a)
		10,075,926

Capital Markets—6.0%
State Street Corp.	146,485	4,954,123	(e)
The Goldman Sachs Group Inc.	42,481	5,576,481
		10,530,604

Chemicals—2.1%
Monsanto Co.	78,125	3,610,938

Commercial Services & Supplies—2.7%
Iron Mountain Inc.	207,521	4,660,922

Communications Equipment—8.8%
Cisco Systems Inc.	261,232	5,566,854	(a,h)
QUALCOMM Inc.	197,755	6,494,274
Research In Motion Ltd.	65,918	3,247,121	(a)
		15,308,249

Computers & Peripherals—2.9%
Apple Inc.	20,022	5,036,134	(a)

Diversified Financial Services—3.8%
CME Group Inc.	23,438	6,598,969

Electronic Equipment, Instruments & Components—1.7%
Corning Inc.	187,989	3,036,022

Energy Equipment & Services—3.6%
Schlumberger Ltd.	114,747	6,350,099

Healthcare Equipment & Supplies—2.9%
Medtronic Inc.	139,161	5,047,369

Healthcare Providers & Services—6.9%
Express Scripts Inc.	112,306	5,280,628	(a)
Lincare Holdings Inc.	122,070	3,968,496	(a)
VCA Antech Inc.	112,305	2,780,672	(a)
		12,029,796

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	78,125	2,362,500

Insurance—1.3%
Aflac Inc.	52,735	2,250,202	(h)

Internet Software & Services—4.3%
Baidu Inc. ADR	57,640	3,924,131	(a)
eBay Inc.	185,548	3,638,596	(a,h)
		7,562,727

IT Services—9.2%
Paychex Inc.	129,395	3,360,388
The Western Union Co.	463,870	6,916,302
Visa Inc.	81,055	5,734,641
		16,011,331

Machinery—2.8%
Dover Corp.	117,188	4,897,287

Media—9.2%
Comcast Corp.	144,044	2,366,643
DIRECTV	198,732	6,740,989	(a)
Liberty Global Inc.	268,556	6,979,770	(a)
		16,087,402

Oil, Gas & Consumable Fuels—1.3%
Southwestern Energy Co.	58,594	2,264,072	(a)

Real Estate Management & Development—1.7%
CB Richard Ellis Group Inc.	223,146	3,037,017	(a)

Software—5.5%
Intuit Inc.	141,602	4,923,502	(a)
Microsoft Corp.	207,521	4,775,058
		9,698,560

Specialty Retail—5.8%
Bed Bath & Beyond Inc.	146,485	5,431,664	(a,h)
Lowe’s Companies Inc.	234,376	4,785,958
		10,217,622

Wireless Telecommunication Services—3.8%
American Tower Corp.	148,927	6,627,252	(a)

Total Common Stock		171,038,846
(Cost $178,517,489)

Other Investments—0.0%*
GEI Investment Fund		12,066	(k)
(Cost $13,869)

Total Investments in Securities		171,050,912
(Cost $178,531,358)

Short-Term Investments—2.4%
GE Money Market Fund Institutional Class
0.05%	4,237,118	(d,k)
(Cost $4,237,118)

Total Investments	175,288,030
(Cost $182,768,476)

Liabilities in Excess of Other Assets, net—(0.3)%	(512,812)

NET ASSETS—100.0%	$174,775,218

Other Information

The Fund had the following short futures contracts open at June 30, 2010 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2010	12	$(615,960)	$39,562

GE Money Market Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Amortized Cost
Short-Term Investments—98.2% †
U.S. Treasury—4.6%
U.S. Treasury Notes
0.88%	02/28/11	$19,000,000	$19,073,381
5.75%	08/15/10	19,250,000	19,382,580
			38,455,961

Agency—14.4%
Federal Home Loan Bank
4.70%	08/10/10	4,050,000	4,069,707
FHLB Disc Corp
0.14%	08/13/10	24,200,000	24,195,953	(d)
0.15%	07/30/10	9,200,000	9,198,888	(d)
FNMA Discount Note
0.16%	08/02/10	10,200,000	10,198,595	(d)
0.30%	10/06/10	11,450,000	11,440,745	(d)
Freddie Discount
0.18%	07/27/10	20,000,000	19,997,400	(d)
0.19%	07/12/10	24,200,000	24,198,565	(d)
0.20%	07/14/10	3,550,000	3,549,744	(d)
Freddie Mac
0.19%	07/12/10	14,550,000	14,549,977	(d)
			121,399,574

Commercial Paper—31.2%
Allied Irish Banks NA
0.77%	07/09/10	25,100,000	25,095,705	(d)
Australia & NZ Banking Group
0.50%	09/20/10	20,000,000	19,977,500	(d)
Banco Bilbao Viz London
0.32%	07/16/10	4,050,000	4,048,987	(d)
0.70%	07/08/10	10,000,000	9,998,639	(b,d)
Commonwealth Bk Australia
0.51%	08/30/10	22,500,000	22,480,875	(d)
Danske Corp.
0.41%	08/26/10	17,350,000	17,338,935	(b,d)
Eksportfinans Asa
0.23%	07/01/10	33,150,000	33,150,000	(b,d)
HSBC USA Inc.
0.27%	07/13/10	15,150,000	15,148,662	(d)
Natl Australia FDG (DE)
0.29%	07/19/10	11,600,000	11,598,318	(b,d)
Nordea North America
0.34%	08/04/10	17,500,000	17,494,463	(d)
0.58%	11/18/10	12,000,000	11,972,933	(d)
Procter & Gamble International Fn
0.17%	07/15/10	27,100,000	27,098,208	(d)

Societe Generale N Amer
0.43%	07/06/10	17,000,000	16,998,985	(d)
0.47%	08/05/10	17,900,000	17,891,821	(d)
Westpac Banking Corp
0.27%	07/06/10	12,800,000	12,799,520	(b,d)
			263,093,551

Repurchase Agreements—1.0%
Barclays Bank US Treasury Repo
0.01%	07/01/10	1,300,000	1,300,000	(d)
Goldman Sachs Gov Agcy Repo
0.02%	07/01/10	6,000,000	6,000,000	(d)
HSBC Gov Agcy Repo
0.01%	07/01/10	190,000	190,000	(d)
JPM Chase Gov Agcy Repo
0.00%	07/01/10	1,400,000	1,400,000	(d)
			8,890,000

Corporate Notes—17.9%
Abbey National Treasury Services
0.42%	02/25/11	34,900,000	34,900,000	(d)
Bank of Nova Scotia Houston
0.35%	12/17/10	21,000,000	21,000,000	(d)
Barclays Bank PLC NY
0.49%	11/03/10	17,500,000	17,500,000	(d)
Goldman Sachs Group Inc FDIC
1.04%	12/03/10	17,350,000	17,390,953	(d)
Intl Bk Recon & Develop
0.39%	07/13/11	10,950,000	10,950,000	(d)
KFW
3.25%	02/15/11	10,500,000	10,677,239
Rabobank Nederland NY
0.29%	07/23/10	11,150,000	11,149,922	(d)
Royal Bank of Canada NY
0.35%	02/24/11	13,000,000	13,000,000	(d)
Westpac Banking Corp NY
0.31%	10/06/10	14,150,000	14,149,351	(d)
			150,717,465

Certificates of Deposit—24.7%
Banco Bilbao Viz Arg NY
0.31%	07/26/10	18,900,000	18,899,671	(d)
Bank of Montreal Chicago
0.30%	07/23/10	25,500,000	25,500,000	(d)
Barclays Bank PLC NY
0.30%	07/15/10	11,450,000	11,450,000	(d)
BNP Paribas NY
0.24%	07/01/10	11,250,000	11,250,000	(d)
0.44%	08/03/10	16,000,000	16,000,000	(d)
Calyon NY
0.33%	07/07/10	18,200,000	18,200,000	(d)
Credit Suisse NY
0.30%	07/15/10	9,100,000	9,100,000	(d)
Deutsche Bank Ag NY
0.30%	07/20/10	14,350,000	14,350,000	(d)
Rabobank Nederland NY
0.52%	09/14/10	14,950,000	14,953,691	(d)
Royal Bank of Scotland CT
0.37%	07/09/10	19,000,000	19,000,000	(d)

Svenska Handelsbanken NY
0.28%	07/14/10	21,600,000	21,600,039	(d)
0.45%	08/20/10	7,500,000	7,500,000	(d)
Toronto-Dominion Bank NY
0.54%	11/19/10	20,500,000	20,500,000	(d)
			208,303,401

Time Deposit—4.4%
Bank of Ireland
0.27%	07/01/10	27,120,000	27,120,000	(d)
State Street Corp.
0.01%	07/01/10	9,929,039	9,929,039	(e)
			37,049,039

Total Short Term Investments			827,908,991
(Cost $827,908,991)

Other Assets and Liabilities, net—1.8%			15,601,139

NET ASSETS—100.0%			843,510,130

GE Government Securities Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

		Principal Amount	Value
Bonds and Notes - 90.9% †
U.S. Treasuries—72.0%
U.S. Treasury Bonds
4.38%	11/15/39	$738,800	$797,557
4.50%	08/15/39	1,806,500	1,989,690	(h)
4.63%	02/15/40	4,897,800	5,505,431	(h)
U.S. Treasury Notes
0.45%	09/30/11	6,172,000	6,214,432	(d,h)
0.59%	04/30/12	10,812,300	10,893,392	(d)
1.13%	12/15/11	7,000,000	7,066,717	(h)
2.50%	04/30/15	29,750,700	30,808,248	(h)
3.63%	02/15/20	8,546,100	9,029,485	(h)
4.75%	05/31/12	1,000,000	1,079,453	(h)
4.88%	02/15/12	500,000	535,664	(h)
			73,920,069

Agency Mortgage Backed—0.5%
Federal Home Loan Mortgage Corp.
6.50%	04/01/31	1,482	1,650	(h)
7.00%	12/01/26 - 02/01/30	840	952	(h)
7.50%	08/01/10 - 04/01/12	20,352	21,065	(h)
Federal National Mortgage Assoc.
6.00%	06/01/35	47,047	51,680	(h)
7.50%	12/01/23	49,470	55,839	(h)
9.00%	05/01/21 - 07/01/21	10,380	12,005	(h)
5.00%	TBA	158,000	168,566	(c)
Government National Mortgage Assoc.
8.50%	05/15/21 - 10/15/22	3,334	3,853	(h)
9.00%	07/15/16	209,795	232,236	(h)
			547,846

Asset Backed—0.2%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	2,856	2,176	(d,i)
Residential Asset Securities Corp. (Series 2003) (Class A2b)
66.02%	11/25/33	366,083	154,913	(d,h,i)
			157,089

Corporate Notes—18.0%
Bank of America Corp.
5.63%	07/01/20	7,500,000	7,559,572
Citigroup Inc.
8.50%	05/22/19	5,000,000	5,960,620	(h)
The Goldman Sachs Group Inc.
5.38%	03/15/20	5,000,000	4,940,580	(h)
			18,460,772

Non-Agency Collateralized Mortgage Obligations—0.2%
Residential Accredit Loans Inc. (Class A2)
25.82%	03/25/34	89,049	66,149	(d,h,i)
Thornburg Mortgage Securities Trust (Class A)
1.03%	04/25/43	82,258	76,033	(h,i)
			142,182

Total Bonds and Notes			93,227,958
(Cost $91,072,217)

Other Investments—0.3%
GEI Investment Fund			345,073	(k)
(Cost $396,636)

Total Investment in Securities			93,573,031
(Cost $91,468,853)

Short-Term Investments—8.8%

Short-Term Investments—0.2%
GE Money Market Fund Institutional Class
0.05%			272,759	(d,k)
		Principal Amount
U.S. Treasuries—8.6%
U.S.Treasury Bill
0.01%	07/15/10	$8,800,000	8,799,931	(d)

Total Short-Term Investments			9,072,690
(Cost $9,072,690)

Total Investments			102,645,721
(Cost $100,541,543)

Liabilities in Excess of Other Assets, net—(0.0)%*			(34,562)

NET ASSETS —100.0%			$102,611,159

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appericaition/ (Depriciation)
2 Yr. U.S. Treasury Notes Futures	September 2010	87	$19,038,047	$36,605
5 Yr. U.S. Treasury Notes Futures	September 2010	66	7,811,203	129,296

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appericaition/ (Depriciation)
Ultra Long U.S. Treasury Bond Futures	September 2010	3	$(407,438)	$(20,883)
10 Yr. U.S. Treasury Notes Futures	September 2010	170	(20,832,969)	(392,038)

				$(247,020)

GE Core Value Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock - 95.3% †
Aerospace & Defense—2.5%
Honeywell International Inc.	12,893	$503,214
ITT Corp.	5,102	229,182
Rockwell Collins Inc.	2,943	156,362
		888,758

Beverages—3.1%
Molson Coors Brewing Co.	3,924	166,221
PepsiCo Inc.	15,002	914,372
		1,080,593

Biotechnology—1.9%
Amgen Inc.	9,611	505,539	(a)
Gilead Sciences Inc.	4,336	148,638	(a)
		654,177

Capital Markets—4.3%
Ameriprise Financial Inc.	10,988	396,996
Invesco Ltd.	6,868	115,588
Morgan Stanley	8,633	200,372
State Street Corp.	9,222	311,888	(e)
The Bank of New York Mellon Corp.	19,229	474,764
		1,499,608

Chemicals—0.9%
Potash Corp of Saskatchewan Inc.	3,630	313,051

Commercial Banks—1.6%
Regions Financial Corp.	17,659	116,196
US Bancorp	10,792	241,201
Wells Fargo & Co.	7,619	195,046
		552,443

Communications Equipment—0.8%
Cisco Systems Inc.	12,950	275,964	(a)

Computers & Peripherals—2.0%
Hewlett-Packard Co.	15,992	692,134

Diversified Financial Services—3.9%
Bank of America Corp.	49,054	704,906
JPMorgan Chase & Co.	18,167	665,094
		1,370,000

Diversified Telecommunication Services—2.1%
AT&T Inc.	20,112	486,509
Verizon Communications Inc.	8,830	247,417
		733,926

Electric Utilities—3.0%
Edison International	11,773	373,440
Entergy Corp.	4,219	302,165
NextEra Energy Inc	2,813	137,162
Northeast Utilities	8,732	222,491
		1,035,258

Electrical Equipment—0.5%
ABB Ltd. ADR	9,377	162,035

Electronic Equipment, Instruments & Components—0.6%
Corning Inc.	12,754	205,977

Energy Equipment & Services—1.5%
Halliburton Co.	4,905	120,418
National Oilwell Varco Inc.	2,747	90,843
Schlumberger Ltd.	5,004	276,921
Weatherford International Ltd.	3,924	51,561	(a)
		539,743

Food & Staples Retailing—0.4%
Safeway Inc.	7,849	154,311

Food Products—4.1%
Archer-Daniels-Midland Co.	13,735	354,638
Kraft Foods Inc.	20,745	580,860
McCormick & Company Inc.	8,204	311,424
Nestle S.A. ADR	3,924	189,294
		1,436,216

Healthcare Equipment & Supplies—1.9%
Becton Dickinson and Co.	4,709	318,423
Covidien PLC	8,980	360,816
		679,239

Healthcare Providers & Services—2.1%
Cardinal Health Inc.	8,439	283,635
McKesson Corp.	2,355	158,162
Omnicare Inc.	11,773	279,020
		720,817

Household Products—4.7%
Clorox Co.	8,928	554,965
The Procter & Gamble Co.	18,150	1,088,637
		1,643,602

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	8,830	112,318	(a)

Industrial Conglomerates—0.4%
Siemens AG ADR	1,533	137,250

Insurance—5.0%
ACE Ltd.	9,811	505,070
AON Corp.	5,494	203,937
PartnerRe Ltd.	2,676	187,695
Principal Financial Group Inc.	12,950	303,548
Prudential Financial Inc.	9,811	526,458
		1,726,708

IT Services—4.5%
International Business Machines Corp.	9,124	1,126,631	(h)
The Western Union Co.	29,432	438,831
		1,565,462

Life Sciences Tools & Services—1.0%
Life Technologies Corp.	3,336	157,626	(a)
Thermo Fisher Scientific Inc.	4,219	206,942	(a)
		364,568

Machinery—2.1%
Deere & Co.	7,652	426,063
Eaton Corp.	4,688	306,783
		732,846

Media—6.2%
News Corp.	10,783	128,965
Omnicom Group Inc.	20,603	706,683
The Walt Disney Co.	14,716	463,554
Time Warner Inc.	29,887	864,033
		2,163,235

Metals & Mining—2.5%
Allegheny Technologies Inc.	8,339	368,500
Barrick Gold Corp.	5,886	267,283
Freeport-McMoRan Copper & Gold Inc.	3,728	220,437
		856,220

Multiline Retail—0.3%
Target Corp.	2,158	106,109

Multi-Utilities—1.5%
Dominion Resources Inc.	13,735	532,094

Oil, Gas & Consumable Fuels—10.9%
Apache Corp.	4,709	396,451
Chesapeake Energy Corp.	4,415	92,494
Chevron Corp.	10,399	705,676
Devon Energy Corp.	6,181	376,546
El Paso Corp.	17,581	195,325
Exxon Mobil Corp.	17,815	1,016,702
Marathon Oil Corp.	17,659	549,018
Occidental Petroleum Corp.	3,868	298,416
Suncor Energy Inc.	5,886	173,284
		3,803,912

Paper & Forest Products—0.3%
Weyerhaeuser Co.	3,434	120,877

Personal Products—0.2%
Avon Products Inc.	2,344	62,116

Pharmaceuticals—5.2%
Abbott Laboratories	2,453	114,751
Bristol-Myers Squibb Co.	20,308	506,482
Johnson & Johnson	14,182	837,589
Pfizer Inc.	24,527	349,755
		1,808,577

Road & Rail—1.3%
Union Pacific Corp.	6,279	436,453

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	29,302	569,924
KLA-Tencor Corp.	6,377	177,791
Microchip Technology Inc.	5,396	149,685
NVIDIA Corp.	3,924	40,064	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	22,565	220,234
Texas Instruments Inc.	16,188	376,857
		1,534,555

Software—3.7%
Microsoft Corp.	35,319	812,690
Oracle Corp.	21,683	465,317
		1,278,007

Specialty Retail—1.4%
Bed Bath & Beyond Inc.	5,157	191,222	(a)
Lowe’s Companies Inc.	14,128	288,494
		479,716

Tobacco—1.5%
Altria Group Inc.	2,943	58,978
Philip Morris International Inc.	10,301	472,198
		531,176

Wireless Telecommunication Services—0.7%
American Tower Corp.	5,396	240,122	(a)

Total Common Stock		33,230,173
(Cost $33,663,814)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	8,488	117,219	(p)
Industrial Select Sector SPDR Fund	16,749	459,760	(h,p)

Total Exchange Traded Funds		576,979
(Cost $787,017)

Other Investments—0.0%*
GEI Investment Fund		11,323	(k)
(Cost $13,016)

Total Investments in Securities		33,818,475
(Cost $34,463,847)

Short-Term Investments—3.8%
GE Money Market Fund Institutional Class
0.05%		1,326,014	(d,k)
(Cost $1,326,014)

Total Investments	35,144,489
(Cost $35,789,861)

Liabilities in Excess of Other Assets, net—(0.8)%	(266,726)

NET ASSETS —100%	$34,877,763

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	September 2010	15	$769,950	$(69,207)

GE Small-Cap Equity Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Common Stock - 96.1% †
Aerospace & Defense—1.0%
Esterline Technologies Corp.	1,510	$71,650	(a)
GenCorp Inc.	4,500	19,710	(a)
Teledyne Technologies Inc.	7,200	277,776	(a)
		369,136

Air Freight & Logistics—0.2%
Dynamex Inc.	1,500	18,300	(a)
UTi Worldwide Inc.	4,464	55,264
		73,564

Airlines—0.1%
Alaska Air Group Inc.	700	31,465	(a)

Auto Components—0.3%
China Automotive Systems Inc.	1,600	28,160	(a)
Federal-Mogul Corp.	2,000	26,040	(a)
Wonder Auto Technology Inc.	8,112	59,380	(a)
		113,580

Automobiles—0.1%
Thor Industries Inc.	1,300	30,875

Biotechnology—1.1%
Cubist Pharmaceuticals Inc.	4,200	86,520	(a)
Genomic Health Inc.	4,400	56,892	(a)
Martek Biosciences Corp.	5,132	121,680	(a)
Myriad Genetics Inc.	7,600	113,620	(a)
PDL BioPharma Inc.	5,820	32,708
		411,420

Capital Markets—1.6%
Affiliated Managers Group Inc.	2,735	166,206	(a)
GFI Group Inc.	23,400	130,572
Raymond James Financial Inc.	11,800	291,342
		588,120

Chemicals—2.5%
Arch Chemicals Inc.	5,780	177,677
Koppers Holdings Inc.	7,075	159,046
NewMarket Corp.	909	79,374
Omnova Solutions Inc.	5,000	39,050	(a)
Sensient Technologies Corp.	15,900	412,287
Stepan Co.	600	41,058
		908,492

Commercial Banks—3.2%
Cullen Bankers Inc.	4,500	231,300
First Midwest Bancorp Inc.	4,400	53,504
Fulton Financial Corp.	8,000	77,200
Prosperity Bancshares Inc.	6,100	211,975
Sterling Bancorp	500	4,500
SVB Financial Group	4,900	202,027	(a)
UMB Financial Corp.	5,100	181,356
Westamerica Bancorporation	3,300	173,316
		1,135,178

Commercial Services & Supplies—2.9%
ABM Industries Inc.	10,900	228,355
Copart Inc.	3,700	132,497	(a)
Healthcare Services Group Inc.	9,000	170,550
Herman Miller Inc.	2,900	54,723
Multi-Color Corp.	3,100	31,744
Ritchie Bros Auctioneers Inc.	5,900	107,498
Waste Connections Inc.	9,500	331,455	(a)
		1,056,822

Communications Equipment—1.3%
Acme Packet Inc.	1,400	37,632	(a)
Cogo Group Inc.	5,400	33,696	(a)
CommScope Inc.	7,300	173,521	(a)
Comtech Telecommunications Corp.	855	25,590	(a)
Loral Space & Communications Inc.	1,300	55,536	(a)
Netgear Inc.	1,500	26,760	(a)
Oplink Communications Inc.	2,400	34,392	(a)
PC-Tel Inc.	4,700	23,688	(a)
Plantronics Inc.	1,500	42,900
		453,715

Computers & Peripherals—0.1%
Super Micro Computer Inc.	1,800	24,300	(a)

Construction & Engineering—1.3%
Chicago Bridge & Iron Company N.V.	11,150	209,731	(a)
Great Lakes Dredge & Dock Corp.	6,500	39,000
Quanta Services Inc.	2,600	53,690	(a)
URS Corp.	4,525	178,059	(a)
		480,480

Consumer Finance—0.4%
Ezcorp Inc.	2,700	50,085	(a)
First Cash Financial Services Inc.	1,800	39,240	(a)
Nelnet Inc.	2,700	52,056
		141,381

Containers & Packaging—2.0%
Aptargroup Inc.	6,600	249,612
Packaging Corporation of America	12,200	268,644
Rock-Tenn Co.	1,000	49,670
Silgan Holdings Inc.	5,800	164,604
		732,530

Distributors—0.9%
LKQ Corp.	17,600	339,328	(a)

Diversified Consumer Services—1.6%
American Public Education Inc.	2,900	126,730	(a)
Bridgepoint Education Inc.	1,100	17,391	(a)
K12 Inc.	7,700	170,786	(a)
Lincoln Educational Services Corp.	4,400	90,596	(a)
Matthews International Corp.	5,500	161,040
		566,543
Diversified Telecommunication Services—0.1%
tw telecom inc.	2,500	41,700	(a)

Electric Utilities—0.8%
IDACORP Inc.	8,300	276,141

Electrical Equipment—1.4%
Baldor Electric Co.	5,500	198,440
Brady Corp.	7,400	184,408
GT Solar International Inc.	5,600	31,360	(a)
Woodward Governor Co.	3,000	76,590
		490,798

Electronic Equipment, Instruments & Components—1.8%
Benchmark Electronics Inc.	4,191	66,427	(a)
Checkpoint Systems Inc.	1,800	31,248	(a)
CTS Corp.	3,900	36,036
DDi Corp.	3,300	24,849
FARO Technologies Inc.	3,000	56,130	(a)
ICx Technologies Inc.	4,100	29,930	(a)
Methode Electronics Inc.	3,300	32,142
National Instruments Corp.	5,870	186,549
Newport Corp.	9,500	86,070	(a)
Park Electrochemical Corp.	1,600	39,056
Plexus Corp.	800	21,392	(a)
Vishay Intertechnology Inc.	4,100	31,734	(a)
		641,563

Energy Equipment & Services—2.3%
Dril-Quip Inc.	6,700	294,934	(a)
Gulf Island Fabrication Inc.	700	10,864
Lufkin Industries Inc.	1,000	38,990
Oil States International Inc.	6,400	253,312	(a)
Pioneer Drilling Co.	7,908	44,838	(a)
Superior Energy Services Inc.	7,400	138,158	(a)
Tetra Technologies Inc.	5,900	53,572	(a)
		834,668

Food & Staples Retailing—0.7%
Ruddick Corp.	6,500	201,435
Spartan Stores Inc.	3,900	53,508
		254,943

Food Products—4.0%
Darling International Inc.	24,000	180,240	(a)
Del Monte Foods Co.	26,150	376,298
Flowers Foods Inc.	9,600	234,528
Lancaster Colony Corp.	1,800	96,048
Lance Inc.	6,600	108,834
Smart Balance Inc.	13,300	54,397	(a)
Smithfield Foods Inc.	15,275	227,597	(a)
The Hain Celestial Group Inc.	8,800	177,496	(a)
		1,455,438

Healthcare Equipment & Supplies—5.6%
Accuray Inc.	5,800	38,454	(a)
Align Technology Inc.	3,600	53,532	(a)
American Medical Systems Holdings Inc.	8,900	196,868	(a)
Analogic Corp.	800	36,408
Cantel Medical Corp.	1,400	23,380
ev3 Inc.	5,200	116,532	(a)
Gen-Probe Inc.	3,700	168,054	(a)
Haemonetics Corp.	831	44,475	(a)
Immucor Inc.	4,445	84,677	(a)
Integra LifeSciences Holdings Corp.	5,300	196,100	(a)
Masimo Corp.	4,700	111,907
Medical Action Industries Inc.	15,800	189,442	(a)
Meridian Bioscience Inc.	4,400	74,800
Natus Medical Inc.	2,600	42,354	(a)
NuVasive Inc.	3,630	128,720	(a)
Sirona Dental Systems Inc.	800	27,872	(a)
SonoSite Inc.	2,900	78,619	(a)
SurModics Inc.	2,200	36,102	(a)
Teleflex Inc.	2,200	119,416
TomoTherapy Inc.	7,900	25,122	(a)
West Pharmaceutical Services Inc.	5,100	186,099
Zoll Medical Corp.	700	18,970	(a)
		1,997,903

Healthcare Providers & Services—6.8%
Almost Family Inc.	800	27,944	(a)
Amedisys Inc.	1,742	76,596	(a)
AMERIGROUP Corp.	1,500	48,720	(a)
Bio-Reference Laboratories Inc.	14,400	319,248	(a)
Centene Corp.	5,000	107,500	(a)
Continucare Corp.	11,400	38,190	(a)
Corvel Corp.	400	13,516	(a)
Emergency Medical Services Corp.	900	44,127	(a)
Genoptix Inc.	900	15,480	(a)
Gentiva Health Services Inc.	1,400	37,814	(a)
Healthways Inc.	3,000	35,760	(a)
HMS Holdings Corp.	6,300	341,586	(a)
IPC The Hospitalist Company Inc.	1,500	37,650	(a)
Mednax Inc.	7,300	405,953	(a)
Molina Healthcare Inc.	9,000	259,200	(a)
National Healthcare Corp.	600	20,676
Owens & Minor Inc.	10,350	293,733
RehabCare Group Inc.	1,500	32,670	(a)
Sun Healthcare Group Inc.	12,893	104,175	(a)
The Ensign Group Inc.	1,700	28,084
US Physical Therapy Inc.	2,200	37,136	(a)
VCA Antech Inc.	4,421	109,464	(a)
		2,435,222

Healthcare Technology—0.9%
athenahealth Inc.	4,700	122,811	(a)
Computer Programs & Systems Inc.	800	32,736
Eclipsys Corp.	2,100	37,464	(a)
MedAssets Inc.	5,900	136,172	(a)
		329,183

Hotels, Restaurants & Leisure—1.5%
Cracker Barrel Old Country Store Inc.	6,900	321,264
Denny’s Corp.	23,520	61,152	(a)
Domino’s Pizza Inc.	2,100	23,730	(a)
Einstein Noah Restaurant Group Inc.	2,700	29,133	(a)
Panera Bread Co.	700	52,703	(a)
Wendy’s Group Inc.	15,600	62,400
		550,382

Household Durables—1.1%
Jarden Corp.	11,900	319,753
Tupperware Brands Corp.	1,900	75,715
		395,468

Household Products—0.3%
WD-40 Co.	2,900	96,860

Insurance—4.2%
Alleghany Corp.	449	131,692	(a)
Allied World Assurance Company Holdings Ltd.	4,400	199,672
Argo Group International Holdings Ltd.	4,800	146,832
Arthur J Gallagher & Co.	4,400	107,272
Brown & Brown Inc.	7,400	141,636
First Mercury Financial Corp.	7,738	81,868
Hallmark Financial Services	2,000	19,900	(a)
HCC Insurance Holdings Inc.	13,800	341,688
National Interstate Corp.	2,900	57,478
Navigators Group Inc.	4,400	180,972	(a)
Symetra Financial Corp.	6,300	75,600
Tower Group Inc.	1,000	21,530
		1,506,140

Internet Software & Services—1.0%
Art Technology Group Inc.	28,700	98,154	(a)
comScore Inc.	5,400	88,938	(a)
Constant Contact Inc.	5,200	110,916	(a)
NIC Inc.	7,400	47,434
		345,442

IT Services—2.9%
CACI International Inc.	700	29,736	(a)
CSG Systems International Inc.	1,100	20,163	(a)
ExlService Holdings Inc.	1,600	27,472	(a)
Global Cash Access Holdings Inc.	20,100	144,921	(a)
iGate Corp.	8,300	106,406
NeuStar Inc.	5,200	107,224	(a)
RightNow Technologies Inc.	4,200	65,898	(a)
Sapient Corp.	4,300	43,602
SRA International Inc.	3,800	74,746	(a)
TeleTech Holdings Inc.	2,200	28,358	(a)
VeriFone Holdings Inc.	11,800	223,374	(a)
Virtusa Corp.	5,791	54,030	(a)
Wright Express Corp.	3,800	112,860	(a)
		1,038,790

Leisure Equipment & Products—0.5%
Polaris Industries Inc.	3,225	176,150

Life Sciences Tools & Services—2.8%
Bio-Rad Laboratories Inc.	1,900	164,331	(a)
Bruker Corp.	23,760	288,922	(a)
Dionex Corp.	500	37,230	(a)
ICON PLC ADR	10,000	288,900	(a)
Luminex Corp.	7,347	119,168	(a)
Techne Corp.	1,900	109,155
		1,007,706

Machinery—6.1%
AGCO Corp.	6,250	168,563	(a)
Ampco-Pittsburgh Corp.	1,800	37,494
Cascade Corp.	4,370	155,616
Chart Industries Inc.	1,531	23,853	(a)
CLARCOR Inc.	6,600	234,432
Flow International Corp.	12,000	28,320	(a)
Flowserve Corp.	1,325	112,360
Force Protection Inc.	6,900	28,290	(a)
Gardner Denver Inc.	2,200	98,098
Harsco Corp.	3,700	86,950
IDEX Corp.	8,800	251,416
Middleby Corp.	2,875	152,921	(a)
Mueller Industries Inc.	3,600	88,560
Nordson Corp.	3,150	176,652
Tennant Co.	1,400	47,348
Timken Co.	4,900	127,351
Trinity Industries Inc.	9,900	175,428
WABCO Holdings Inc.	1,500	47,220	(a)
Wabtec Corp.	3,400	135,626
		2,176,498

Media—2.2%
Arbitron Inc.	11,100	284,493
John Wiley & Sons Inc.	8,125	314,194
Morningstar Inc.	4,100	174,332	(a)
National CineMedia Inc.	1,700	28,322
		801,341

Metals & Mining—1.2%
Commercial Metals Co.	16,103	212,882
Compass Minerals International Inc.	3,000	210,840
Worthington Industries Inc.	1,900	24,434
		448,156
Multi-Utilities—0.5%
OGE Energy Corp.	4,675	170,918

Office Electronics—0.3%
Zebra Technologies Corp.	3,900	98,943	(a)

Oil, Gas & Consumable Fuels—2.5%
Arena Resources Inc.	2,200	70,180	(a)
Brigham Exploration Co.	2,300	35,374	(a)
GMX Resources Inc.	8,900	57,761	(a)
Gulfport Energy Corp.	4,400	52,184	(a)
James River Coal Co.	9,500	151,240	(a)
Penn Virginia Corp.	1,500	30,165
Resolute Energy Corp.	6,600	80,784	(a)
Rosetta Resources Inc.	2,900	57,449	(a)
SandRidge Energy Inc.	10,300	60,049	(a)
SM Energy Co.	7,700	309,232
		904,418

Personal Products—0.9%
Alberto-Culver Co.	10,300	279,027
Revlon Inc.	2,400	26,784	(a)
Schiff Nutrition International Inc.	3,600	25,632
		331,443

Pharmaceuticals—0.5%
Impax Laboratories Inc.	2,900	55,274	(a)
Questcor Pharmaceuticals Inc.	6,200	63,302	(a)
Viropharma Inc.	5,100	57,171	(a)
		175,747

Professional Services—0.5%
CoStar Group Inc.	4,100	159,080	(a)
Diamond Management & Technology Consultants Inc.	1,700	17,527
Resources Connection Inc.	400	5,440	(a)
		182,047

Real Estate Investment Trusts (REIT’s)—3.2%
BioMed Realty Trust Inc.	19,300	310,537
Digital Realty Trust Inc.	4,700	271,096
Healthcare Realty Trust Inc.	10,300	226,291
Omega Healthcare Investors Inc.	16,400	326,852
		1,134,776

Road & Rail—2.1%
Genesee & Wyoming Inc.	8,400	313,404	(a)
Landstar System Inc.	4,400	171,556
Old Dominion Freight Line Inc.	7,200	253,008	(a)
		737,968

Semiconductors & Semiconductor Equipment—2.5%
Applied Micro Circuits Corp.	4,600	48,208	(a)
Cabot Microelectronics Corp.	900	31,131	(a)
Ceva Inc.	2,400	30,240	(a)
Diodes Inc.	1,900	30,153	(a)
Integrated Device Technology Inc.	4,000	19,800	(a)
IXYS Corp.	3,770	33,327	(a)
Lattice Semiconductor Corp.	8,000	34,720	(a)
Microsemi Corp.	13,100	191,653	(a)
Rudolph Technologies Inc.	20,100	151,755	(a)
Semtech Corp.	10,700	175,159	(a)
Standard Microsystems Corp.	1,400	32,592	(a)
Tessera Technologies Inc.	1,100	17,655	(a)
TriQuint Semiconductor Inc.	4,700	28,717	(a)
Varian Semiconductor Equipment Associates Inc.	3,200	91,712	(a)
		916,822

Software—7.6%
ACI Worldwide Inc.	2,800	54,516	(a)
ArcSight Inc.	1,900	42,541	(a)
Ariba Inc.	11,800	187,974	(a)
AsiaInfo Holdings Inc.	1,700	37,162	(a)
Blackbaud Inc.	13,400	291,718
Blackboard Inc.	4,400	164,252	(a)
Bottomline Technologies Inc.	5,900	76,877	(a)
Concur Technologies Inc.	2,200	93,896	(a)
Ebix Inc.	5,900	92,512	(a)
Informatica Corp.	5,100	121,788	(a)
Interactive Intelligence Inc.	4,100	67,363	(a)
Jack Henry & Associates Inc.	4,400	105,072
MICROS Systems Inc.	9,900	315,513	(a)
MicroStrategy Inc.	1,200	90,108	(a)
Parametric Technology Corp.	17,000	266,390	(a)
Pegasystems Inc.	3,200	102,752
Progress Software Corp.	2,900	87,087	(a)
Solera Holdings Inc.	5,600	202,720
Sourcefire Inc.	2,900	55,100	(a)
SS&C Technologies Holdings Inc.	2,300	36,869	(a)
Ultimate Software Group Inc.	5,400	177,444	(a)
Unica Corp.	5,100	48,858	(a)
		2,718,512

Specialty Retail—4.0%
Aaron’s Inc.	14,750	251,783
Aeropostale Inc.	9,300	266,352	(a)
American Eagle Outfitters Inc.	5,400	63,450
Bebe Stores Inc.	5,300	33,920	(a)
J Crew Group Inc.	600	22,086	(a)
Jo-Ann Stores Inc.	4,200	157,542	(a)
JOS A Bank Clothiers Inc.	800	43,192	(a)
The Buckle Inc.	8,100	262,602
The Finish Line Inc.	3,400	47,362
Tractor Supply Co.	3,625	221,016
Ulta Salon Cosmetics & Fragrance Inc.	2,900	68,614	(a)
		1,437,919

Textiles, Apparel & Luxury Goods—2.2%
Carter’s Inc.	500	13,125	(a)
Columbia Sportswear Co.	3,550	165,678
CROCS Inc.	3,800	40,204	(a)
Deckers Outdoor Corp.	2,083	297,598	(a)
Fossil Inc.	1,500	52,050	(a)
Maidenform Brands Inc.	2,500	50,900	(a)
Steven Madden Ltd.	1,500	47,280	(a)
The Timberland Co.	2,200	35,530	(a)
True Religion Apparel Inc.	1,100	24,277	(a)
Unifirst Corp.	600	26,412
Wolverine World Wide Inc.	1,500	37,830
		790,884

Trading Companies & Distributors—0.5%
Applied Industrial Technologies Inc.	4,900	124,068
Watsco Inc.	700	40,544
		164,612

Total Common Stock		34,522,430
(Cost $34,556,441)

Other Investments—0.0%*
GEI Investment Fund		8,166	(k)
(Cost $9,386)

Total Investments in Securities		34,530,596
(Cost $34,565,827)

Short-Term Investments—4.5%
GE Money Market Fund Institutional Class
0.05%		1,629,672	(d,k)
(Cost $1,629,672)

Total Investments		36,160,268
(Cost $36,195,499)

Liabilities in Excess of Other Assets, net—(0.6)%		(220,682)

NET ASSETS —100.0%		$35,939,586

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2010	6	$364,680	$3,775

GE Total Return Fund

Schedule of Investments—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

	Number of Shares	Value
Domestic Equity - 33.6% †
Aerospace & Defense - 0.7%
Alliant Techsystems Inc.	2,656	$164,831	(a)
Hexcel Corp.	15,463	239,831	(a,h)
Honeywell International Inc.	7,982	311,538
ITT Corp.	1,924	86,426
Rockwell Collins Inc.	1,111	59,027
		861,653

Air Freight & Logistics—0.0%*
UTi Worldwide Inc.	3,743	46,338

Beverages—1.0%
Coca-Cola Enterprises Inc.	6,217	160,772
Molson Coors Brewing Co.	1,479	62,650
PepsiCo Inc.	15,637	953,075
		1,176,497

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	2,048	104,837	(a)
Amgen Inc.	17,230	906,298	(a,h)
Gilead Sciences Inc.	17,038	584,063	(a)
Human Genome Sciences Inc.	3,950	89,507	(a)
Incyte Corp Ltd.	5,120	56,678	(a)
Vertex Pharmaceuticals Inc.	4,130	135,877	(a)
		1,877,260

Capital Markets—1.7%
Affiliated Managers Group Inc.	3,093	187,962	(a)
Ameriprise Financial Inc.	4,148	149,867
Invesco Ltd.	10,889	183,262
Morgan Stanley	3,256	75,572
State Street Corp.	17,789	601,624	(e)
The Bank of New York Mellon Corp.	7,255	179,126
The Goldman Sachs Group Inc.	4,971	652,543
		2,029,956

Chemicals—0.8%
Intrepid Potash Inc.	4,650	91,000	(a)
Monsanto Co.	7,497	346,511
Praxair Inc.	6,820	518,252
		955,763

Commercial Banks—0.4%
Regions Financial Corp.	19,680	129,495
SunTrust Banks Inc.	3,182	74,141
US Bancorp	4,071	90,987
Wells Fargo & Co.	2,875	73,600
Zions Bancorporation	2,185	47,130
		415,353

Commercial Services & Supplies—0.6%
Corrections Corporation of America	20,185	385,130	(a)
Iron Mountain Inc.	8,354	187,631
Stericycle Inc.	1,243	81,516	(a)
		654,277

Communications Equipment—1.3%
Cisco Systems Inc.	34,312	731,189	(a,h)
Juniper Networks Inc.	7,198	164,258	(a)
QUALCOMM Inc.	20,291	666,356
		1,561,803

Computers & Peripherals—0.7%
Apple Inc.	1,545	388,614	(a)
Hewlett-Packard Co.	6,033	261,108
Synaptics Inc.	7,498	206,195	(a)
		855,917

Diversified Financial Services—1.3%
Bank of America Corp.	29,245	420,251
CBOE Holdings Inc.	3,777	122,941	(a)
CME Group Inc.	2,070	582,808
JPMorgan Chase & Co.	9,535	349,076
MSCI Inc.	3,186	87,296	(a)
		1,562,372

Diversified Telecommunication Services—0.2%
AT&T Inc.	7,590	183,602
Verizon Communications Inc.	3,332	93,363
		276,965

Electric Utilities—0.8%
Edison International	4,443	140,932
Entergy Corp.	1,593	114,091
ITC Holdings Corp.	6,149	325,344
NextEra Energy Inc	1,061	51,734
Northeast Utilities	10,157	258,801
		890,902

Electronic Equipment, Instruments & Components—0.1%
Cogent Inc.	9,652	86,965	(a)
Corning Inc.	4,813	77,730
		164,695

Energy Equipment & Services—1.1%
Dresser-Rand Group Inc.	4,782	150,872	(a)
Halliburton Co.	1,852	45,467
Nabors Industries Ltd.	4,389	77,334	(a)
National Oilwell Varco Inc.	1,037	34,294
Noble Corp.	3,730	115,294
Schlumberger Ltd.	12,950	716,653
Weatherford International Ltd.	9,965	130,940	(a)
		1,270,854

Financials—0.0%*
Hudson Pacific Properties Inc. (REIT)	570	9,832	(a)

Food & Staples Retailing—0.1%
Safeway Inc.	2,960	58,194
Sysco Corp.	2,984	85,253
		143,447

Food Products—0.7%
Archer-Daniels-Midland Co.	5,180	133,748
Kraft Foods Inc.	9,384	262,752
McCormick & Company Inc.	6,437	244,348	(h)
Mead Johnson Nutrition Co.	2,584	129,510
		770,358

Gas Utilities—0.1%
EQT Corp.	2,121	76,653

Healthcare Equipment & Supplies—1.4%
Baxter International Inc.	4,157	168,940
Becton Dickinson and Co.	1,776	120,093
Covidien PLC	9,408	378,013
Gen-Probe Inc.	2,556	116,094	(a)
Hologic Inc.	5,622	78,314	(a)
Masimo Corp.	8,297	197,552
Medtronic Inc.	5,723	207,573
ResMed Inc.	5,368	326,428	(a)
		1,593,007

Healthcare Providers & Services—0.9%
Cardinal Health Inc.	3,181	106,913
Catalyst Health Solutions Inc.	4,881	168,394	(a)
Express Scripts Inc.	12,450	585,399	(a)
McKesson Corp.	890	59,772
Omnicare Inc.	4,440	105,228
		1,025,706

Healthcare Technology—0.1%
MedAssets Inc.	3,365	77,664	(a)

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.	6,119	185,039
Marriott International Inc.	1,473	44,102
Orient-Express Hotels Ltd.	370	2,738	(a)
Penn National Gaming Inc.	5,946	137,353	(a)
Starwood Hotels & Resorts Worldwide Inc.	640	26,515
		395,747

Household Durables—0.1%
MDC Holdings Inc.	2,341	63,090

Household Products—0.5%
Clorox Co.	3,367	209,293
The Procter & Gamble Co.	6,845	410,563
		619,856

Independent Power Producers & Energy Traders—0.0%*
Calpine Corp.	3,330	42,358	(a)

Industrial Conglomerates—0.1%
McDermott International Inc.	5,238	113,455	(a)

Insurance—1.2%
ACE Ltd.	8,067	415,289
Aflac Inc.	4,901	209,126
AON Corp.	2,073	76,950
HCC Insurance Holdings Inc.	12,273	303,879
PartnerRe Ltd.	1,036	72,665
Principal Financial Group Inc.	4,884	114,481
Prudential Financial Inc.	3,679	197,415
		1,389,805

Internet Software & Services—0.5%
Equinix Inc.	1,310	106,398	(a)
Google Inc.	743	330,598	(a)
MercadoLibre Inc.	2,876	151,134	(a)
		588,130

IT Services—1.2%
Cognizant Technology Solutions Corp.	2,723	136,313	(a)
International Business Machines Corp.	3,442	425,018
The Western Union Co.	28,784	429,170
Visa Inc.	6,125	433,344
		1,423,845

Life Sciences Tools & Services—0.9%
Covance Inc.	3,803	195,170	(a)
Illumina Inc.	4,516	196,581	(a)
Life Technologies Corp.	3,320	156,869	(a)
Mettler-Toledo International Inc.	1,623	181,177	(a)
Thermo Fisher Scientific Inc.	6,286	308,329	(a)
		1,038,126

Machinery—0.5%
Cummins Inc.	1,682	109,549
Deere & Co.	2,887	160,748
Eaton Corp.	1,769	115,763
Harsco Corp.	6,853	161,045
		547,105

Media—1.8%
DIRECTV	11,746	398,424	(a)
Discovery Communications Inc.	263	9,392	(a)
Discovery Communications Inc.	2,531	78,284	(a)
Liberty Global Inc.	10,999	285,864	(a)
News Corp.	4,067	48,641
Omnicom Group Inc.	16,979	582,379
Regal Entertainment Group	11,373	148,304
The Walt Disney Co.	5,551	174,856
Time Warner Inc.	11,270	325,816
		2,051,960

Metals & Mining—0.5%
Allegheny Technologies Inc.	9,164	404,957
Freeport-McMoRan Copper & Gold Inc.	1,409	83,314
Steel Dynamics Inc.	7,461	98,411
		586,682

Multiline Retail—0.4%
Dollar General Corp.	5,118	141,001	(a)
Kohl’s Corp.	1,281	60,847	(a)
Target Corp.	5,386	264,829
		466,677

Multi-Utilities—0.2%
Dominion Resources Inc.	5,182	200,751

Oil, Gas & Consumable Fuels—1.7%
Apache Corp.	3,120	262,672
Chesapeake Energy Corp.	1,665	34,882
Chevron Corp.	3,922	266,147
Devon Energy Corp.	2,332	142,065
El Paso Corp.	6,630	73,659
Exxon Mobil Corp.	9,507	542,565	(h)
Marathon Oil Corp.	6,662	207,122
Occidental Petroleum Corp.	1,459	112,562
Peabody Energy Corp.	2,483	97,160
Petrohawk Energy Corp.	5,642	95,745	(a)
Pioneer Natural Resources Co.	2,194	130,433
Southwestern Energy Co.	2,079	80,333	(a)
		2,045,345
Paper & Forest Products—0.0%*
Weyerhaeuser Co.	1,295	45,584

Personal Products—0.2%
Alberto-Culver Co.	3,381	91,591
Avon Products Inc.	3,444	91,266
		182,857

Pharmaceuticals—0.6%
Abbott Laboratories	926	43,318
Bristol-Myers Squibb Co.	7,663	191,115
Johnson & Johnson	5,350	315,971
Pfizer Inc.	9,254	131,962
		682,366

Professional Services—0.2%
IHS Inc.	3,041	177,655	(a)

Real Estate Investment Trusts (REIT’s)—1.1%
Acadia Realty Trust	320	5,382
Alexandria Real Estate Equities Inc.	180	11,407
AMB Property Corp.	790	18,731
Apartment Investment & Management Co.	780	15,109
Boston Properties Inc.	710	50,651
Brandywine Realty Trust	1,770	19,027
Camden Property Trust	860	35,131
CBL & Associates Properties Inc.	290	3,608
Chesapeake Lodging Trust	250	3,955	(a)
Cogdell Spencer Inc.	780	5,273
Colonial Properties Trust	640	9,299
DiamondRock Hospitality Co.	750	6,165	(a)
Digital Realty Trust Inc.	500	28,840
Douglas Emmett Inc.	7,885	112,125
Duke Realty Corp.	1,130	12,825
Equity Residential	1,780	74,119
Essex Property Trust Inc.	340	33,164
Federal Realty Investment Trust	280	19,676
HCP Inc.	1,030	33,217
Healthcare Inc.	650	27,378
Host Hotels & Resorts Inc.	1,920	25,882
HRPT Properties Trust	2,120	13,165
Kilroy Realty Corp.	640	19,027
Kimco Realty Corp.	3,570	47,981
LaSalle Hotel Properties	570	11,725
Medical Properties Trust Inc.	400	3,776
National Retail Properties Inc.	410	8,790

Nationwide Health Properties Inc.	460	16,454
Parkway Properties Inc.	420	6,119
Pebblebrook Hotel Trust	500	9,425	(a)
Plum Creek Timber Company Inc.	460	15,884
ProLogis	4,330	43,863
Public Storage	970	85,273
Senior Housing Properties Trust	870	17,496
Simon Property Group Inc.	1,110	89,632
SL Green Realty Corp.	1,866	102,704
Starwood Property Trust Inc.	350	5,932
Strategic Hotels & Resorts Inc.	460	2,019	(a)
Sunstone Hotel Investors Inc.	640	6,355	(a)
Tanger Factory Outlet Centers	320	13,242
Taubman Centers Inc.	630	23,707
The Macerich Co.	1,010	37,693
UDR Inc.	1,690	32,330
U-Store-It Trust	790	5,893
Ventas Inc.	510	23,944
Vornado Realty Trust	1,010	73,679
Weingarten Realty Investors	880	16,764
		1,283,836

Real Estate Management & Development—0.3%
CB Richard Ellis Group Inc.	26,576	361,700	(a,h)

Road & Rail—0.1%
Union Pacific Corp.	2,368	164,600

Semiconductors & Semiconductor Equipment—0.9%
Hittite Microwave Corp.	4,224	188,982	(a)
Intel Corp.	22,228	432,335
KLA-Tencor Corp.	2,407	67,107
Marvell Technology Group Ltd.	12,974	204,470	(a)
Microchip Technology Inc.	2,036	56,479
NVIDIA Corp.	1,480	15,111	(a)
Texas Instruments Inc.	6,107	142,171
		1,106,655

Software—1.9%
Activision Blizzard Inc.	17,754	186,239	(h)
ArcSight Inc.	4,538	101,606	(a)
Blackboard Inc.	3,328	124,234	(a)
Citrix Systems Inc.	3,821	161,361	(a)
Microsoft Corp.	40,266	926,520	(h)
Oracle Corp.	9,739	208,999
Rovi Corp.	12,713	481,950	(a)
		2,190,909

Specialty Retail—1.0%
Bed Bath & Beyond Inc.	7,937	294,304	(a)
Lowe’s Companies Inc.	27,469	560,917
O’Reilly Automotive Inc.	4,682	222,676	(a)
Urban Outfitters Inc.	2,583	88,829	(a)
		1,166,726

Textiles, Apparel & Luxury Goods—0.2%
Coach Inc.	5,382	196,712

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	12,084	163,134

Tobacco—0.2%
Altria Group Inc.	1,112	22,284
Philip Morris International Inc.	3,885	178,088
		200,372
Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	1,682	85,210

Water Utilities—0.1%
American Water Works Company Inc.	7,077	145,786
Wireless Telecommunication Services—1.1%
American Tower Corp.	7,580	337,309	(a)
Crown Castle International Corp.	500	18,630	(a)
NII Holdings Inc.	23,710	771,050	(a)
Syniverse Holdings Inc.	6,531	133,559	(a)
		1,260,548
Total Domestic Equity		39,284,854
(Cost $40,084,441)
Foreign Equity—26.9%
Common Stock—26.2%
Aerospace & Defense—0.5%
CAE Inc.	23,801	206,731
European Aeronautic Defence and Space Company N.V.	12,512	255,771
Safran S.A.	4,217	117,831
		580,333
Automobiles—0.7%
Daimler AG	5,166	261,763
Maruti Suzuki India Ltd.	1,345	40,861
Suzuki Motor Corp.	19,000	372,567
Toyota Motor Corp.	4,706	161,555
		836,746
Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,567	29,965
Diageo PLC	3,288	51,717
Heineken N.V.	2,488	105,636
		187,318
Building Products—0.1%
Daikin Industries Ltd.	3,000	91,393
Capital Markets—0.8%
Credit Suisse Group AG (Regd.)	7,539	283,314
Egyptian Financial Group-Hermes Holding	13,321	67,679	(a)
Mirae Asset Securities Company Ltd.	998	43,610
Nomura Holdings Inc.	90,921	496,324
Yuanta Financial Holding Company Ltd.	121,782	65,008
		955,935
Chemicals—1.4%
Linde AG	4,018	423,200
Potash Corp of Saskatchewan Inc.	1,369	118,063
Potash Corporation of Saskatchewan Inc.	4,761	410,799
Sinofert Holdings Ltd.	138,830	54,579
Sociedad Quimica y Minera de Chile S.A. ADR	4,347	141,756
SODIFF Advanced Materials Company Ltd.	579	55,591	(a)
Syngenta AG	1,071	247,303
Taiwan Fertilizer Company Ltd.	29,999	78,486
Taiyo Nippon Sanso Corp.	19,998	158,670
		1,688,447

Commercial Banks—3.4%
Akbank TAS	14,504	69,478	(a)
Axis Bank Ltd.	2,619	69,245	(a)
Banco Santander Brasil S.A.	30,900	317,658
Banco Santander S.A.	43,445	456,336
BNP Paribas	7,982	430,158
China Merchants Bank Company Ltd.	23,625	56,516
Credit Agricole S.A.	10,275	106,783
Grupo Financiero Banorte SAB de C.V.	11,933	45,382
Halyk Savings Bank of Kazakhstan JSC	3,229	25,606	(a)
HSBC Holdings PLC	68,070	622,699
Industrial & Commercial Bank of China	101,499	73,902
Kasikornbank PCL	20,444	59,439
Kazkommertsbank	3,616	18,044	(a)
KB Financial Group Inc.	4,906	188,051
Korea Exchange Bank	3,540	36,078
Lloyds Banking Group PLC	377,478	298,405
Metropolitan Bank & Trust	47,700	63,149
Mitsubishi UFJ Financial Group Inc.	70,541	320,034
Raiffeisen International Bank Holding AG	525	19,973	(a)
Siam Commercial Bank PCL	697	1,722
Standard Bank Group Ltd.	3,845	51,050
Sumitomo Mitsui Financial Group Inc.	3,250	91,905
The Bank of Yokohama Ltd.	48,702	222,597
UniCredit S.p.A.	149,010	330,168
		3,974,378

Commercial Services & Supplies—0.3%
Brambles Ltd.	31,445	143,696
G4S PLC	42,660	169,362
G4S PLC	19,411	77,320
		390,378

Communications Equipment—0.9%
HTC Corp.	5,143	68,300
Nokia Oyj	9,790	79,930
Research In Motion Ltd.	9,359	461,024	(a)
Research In Motion Ltd.	5,069	249,622	(a)
Telefonaktiebolaget LM Ericsson	19,094	212,213
ZTE Corp.	9,608	29,172
		1,100,261

Computers & Peripherals—0.0%*
Asustek Computer Inc.	49	361
Pegatron Corp.	134	125	(a)
		486

Construction & Engineering—0.5%
China State Construction International Holdings Ltd.	86,023	26,141
Doosan Heavy Industries and Construction Company Ltd.	1,411	86,339
Empresas ICA SAB de C.V.	18,215	43,175	(a)
Hyundai Development Co.	1,060	23,617
Larsen & Toubro Ltd.	5,626	217,636
Murray & Roberts Holdings Ltd.	10,148	51,133
Vinci S.A.	3,915	162,830
		610,871

Construction Materials—0.2%
CRH PLC	9,992	206,211

Diversified Consumer Services—0.0%*
MegaStudy Company Ltd.	259	34,221

Diversified Financial Services—0.3%
Deutsche Boerse AG	6,457	392,943

Diversified Telecommunication Services—0.2%
Telefonica S.A.	8,317	154,328
Telekomunikasi Indonesia Tbk PT	37,544	31,823
		186,151

Electric Utilities—0.1%
Iberdrola S.A.	20,200	113,726

Electrical Equipment—0.4%
ABB Ltd. ADR	3,538	61,137
Schneider Electric S.A.	3,202	323,944
Zhuzhou CSR Times Electric Company Ltd.	21,375	45,248
		430,329

Electronic Equipment, Instruments & Components—0.4%
Byd Company Ltd.	7,000	51,485
China Security & Surveillance Technology Inc.	2,931	13,541	(a)
Delta Electronics Inc.	91,785	292,992
Hon Hai Precision Industry Company Ltd.	27,892	97,766
Samsung SDI Company Ltd.	240	33,588	(a)
Wasion Group Holdings Ltd.	41,973	26,346	(a)
		515,718

Food & Staples Retailing—0.7%
Alliance Global Group Inc.	239,824	27,522	(a)
Koninklijke Ahold N.V.	13,868	171,833
Metro AG	4,254	217,409
Tesco PLC	60,357	340,954
X5 Retail Group N.V. GDR	1,499	50,816	(a)
		808,534

Food Products—1.0%
American Dairy Inc.	1,729	27,578	(a)
China Agri-Industries Holdings Ltd.	31,459	36,372
Cosan SA Industria e Comercio	5,349	67,007	(a)
Danone	2,430	130,491
Global Bio-Chem Technology Group Company Ltd.	65,750	9,129
IOI Corporation Bhd	4,179	6,441
Nestle S.A.	16,262	783,771
Nestle S.A. ADR	1,481	71,443
Unilever N.V.	3,169	86,688
		1,218,920

Healthcare Equipment & Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	8,043	478,755

Healthcare Providers & Services—0.1%
Fleury S.A.	4,700	52,124	(a)
Life Healthcare Group Holdings Ltd.	17,385	30,730	(a)
Sinopharm Group Co.	6,400	23,318	(a)
		106,172

Household Durables—0.1%
LG Electronics Inc.	810	61,596
Techtronic Industries Co.	35,500	27,660
		89,256

Household Products—0.7%
Reckitt Benckiser Group PLC	10,204	475,267
Unicharm Corp.	2,800	315,478
		790,745

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	269,989	26,371	(a)

Industrial Conglomerates—1.0%
Chongqing Machinery & Electric Company Ltd.	165,570	39,707
Koninklijke Philips Electronics N.V.	15,392	460,407
MAX India Ltd.	6,896	22,587	(a)
Siemens AG	6,970	624,440
Siemens AG ADR	555	49,689
		1,196,830

Insurance—1.2%
AXA S.A.	15,594	238,630
China Life Insurance Company Ltd.	15,855	69,235
Prudential PLC	56,423	426,146
Samsung Fire & Marine Insurance Company Ltd.	270	42,859	(a)
Sony Financial Holdings Inc.	94	313,295
Tong Yang Life Insurance	4,821	50,199
Zurich Financial Services AG	1,089	239,919
		1,380,283

Internet Software & Services—0.5%
Baidu Inc. ADR	8,464	576,230	(a)
Tencent Holdings Ltd.	800	13,253
		589,483

IT Services—0.3%
Cap Gemini S.A.	5,626	247,675
HCL Technologies Ltd.	5,953	46,162
Infosys Technologies Ltd.	838	49,980	(a)
Telvent GIT S.A.	3,188	53,240
		397,057

Machinery—0.4%
China South Locomotive and Rolling Stock Corp.	293,401	200,198
Fanuc Ltd.	1,100	124,110
Mitsubishi Heavy Industries Ltd.	33,000	113,745
		438,053

Marine—0.2%
AP Moller—Maersk A/S	31	244,560

Media—0.2%
Grupo Televisa S.A. ADR	2,251	39,190
Vivendi S.A.	7,813	159,043
Zee Entertainment Enterprises Ltd.	4,887	32,154
		230,387

Metals & Mining—1.8%
Anglo American PLC	726	25,331	(a)
Antofagasta PLC	4,848	56,480
Barrick Gold Corp.	2,221	100,856
BHP Billiton PLC	18,110	470,194
China Molybdenum Company Ltd.	35,351	19,806
Harmony Gold Mining Company Ltd. ADR	5,416	57,247
Hidili Industry International Development Ltd.	24,615	18,006	(a)
Impala Platinum Holdings Ltd.	1,533	35,722
Kinross Gold Corp.	4,519	77,397
Maanshan Iron & Steel	60,287	26,288
New World Resources N.V.	6,509	67,053
POSCO	140	53,048
Rio Tinto PLC	9,040	397,517
Sumitomo Metal Industries Ltd.	177,003	399,871
Tata Steel Ltd.	2,644	27,418
ThyssenKrupp AG	4,566	112,709
Vale S.A. ADR	9,896	208,014	(h)
		2,152,957

Multi-Utilities—0.4%
National Grid PLC	53,243	389,245
Veolia Environnement	4,952	116,532
		505,777

Oil, Gas & Consumable Fuels—2.2%
Afren PLC	43,387	54,864	(a)
BG Group PLC	20,443	304,452
CNOOC Ltd.	24,000	40,669
ENI S.p.A.	12,125	222,940
Gazprom OAO ADR	6,625	124,616	(h)
Lukoil OAO ADR	2,221	114,381
Paladin Energy Ltd.	43,731	130,665	(a)
PetroChina Company Ltd.	36,000	39,726
Petroleo Brasileiro S.A. ADR	9,626	286,855	(h)
Reliance Industries Ltd.	1,140	26,515	(a)
Reliance Industries Ltd. GDR	1,286	60,056	(b)
Royal Dutch Shell PLC	10,205	257,878
Suncor Energy Inc.	10,889	320,572
Suncor Energy Inc.	6,736	198,597
Total S.A.	8,050	359,945
		2,542,731

Pharmaceuticals—1.0%
Bayer AG	5,720	320,178
Novartis AG	5,619	272,188
Roche Holding AG	3,903	536,966
		1,129,332

Professional Services—0.2%
Experian PLC	4,461	38,846
The Capita Group PLC	22,507	248,297
		287,143

Real Estate Management & Development—0.3%
Franshion Properties China Ltd.	16,432	4,518
Glorious Property Holdings Ltd. (REIT)	124,000	35,309
Mitsubishi Estate Company Ltd.	15,982	222,307
Unitech Ltd.	29,894	47,393
		309,527

Semiconductors & Semiconductor Equipment—1.1%
ASM Pacific Technology Ltd.	3,183	24,727
Samsung Electronics Company Ltd.	900	564,492
Taiwan Semiconductor Manufacturing Company Ltd.	276,483	516,759
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,468	150,967
		1,256,945

Software—0.4%
Autonomy Corporation PLC	6,701	182,903	(a)
SAP AG	4,427	197,186
Shanda Interactive Entertainment Ltd. ADR	892	35,386	(a)
		415,475

Specialty Retail—0.3%
Esprit Holdings Ltd.	32,228	173,510
Hennes & Mauritz AB	969	26,683
Yamada Denki Company Ltd.	3,042	198,595
		398,788

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	4,860	235,691
Ports Design Ltd.	17,999	45,779
		281,470

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	10,000	206,709

Transportation Infrastructure—0.0%*
Dalian Port PDA Company Ltd.	51,277	22,133

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	2,560	121,599
China Mobile Ltd.	13,496	133,688
Mobile Telesystems OJSC ADR	12,295	235,572
MTN Group Ltd.	23,072	302,725
Vodafone Group PLC	104,631	215,880
		1,009,464

Total Common Stock		30,809,702
(Cost $33,797,637)

Preferred Stock—0.7%

Automobiles—0.2%
Volkswagen AG	2,925	257,101

Banking—0.0%*
Citigroup Capital XII	1,700	42,483	(i)

Commercial Banks—0.1%
Itau Unibanco Holding S.A.	5,899	106,362	(a)

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	1,900	27,572	(a)

Healthcare Equipment & Supplies—0.1%
Fresenius SE	1,958	129,547

Media—0.0%*
NET Servicos de Comunicacao S.A.	3,936	37,122	(a)

Metals & Mining—0.2%
Usinas Siderurgicas de Minas Gerais S.A.		1,325	35,365
Vale S.A.		6,433	135,298	(a)
			170,663
Oil, Gas & Consumable Fuels—0.1%
Petroleo Brasileiro S.A.		3,330	49,622

Total Preferred Stock			820,472
(Cost $798,153)

Rights—0.0%*

Electric Utilities—0.0%*
Iberdrola S.A.		20,200	4,408	(a)

Food Products—0.0%*
Global Bio-Chem Technology Group Company Ltd.		26,300	1,030	(a)

Total Rights			5,438
(Cost $4,737)

Total Foreign Equity			31,635,612
(Cost $34,600,527)

		Principal Amount	Value
Bonds and Notes—26.9%

U.S. Treasuries—4.2%
U.S. Treasury Bonds
4.38%	11/15/39	$126,200	$136,237
4.50%	08/15/39	129,400	142,522
4.63%	02/15/40	1,169,800	1,314,928	(h)
U.S. Treasury Notes
0.59%	04/30/12	480,000	483,600	(d)
2.50%	04/30/15	858,600	889,121	(h)
3.63%	02/15/20	1,841,200	1,945,342	(h)
4.50%	11/15/10	13,000	13,207
			4,924,957

Agency Mortgage Backed—6.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	16,429	17,192	(h)
5.00%	07/01/35	54,281	57,567	(h)
5.50%	05/01/20 - 04/01/39	221,598	239,106	(h)
6.00%	04/01/17 - 11/01/37	344,522	376,075	(h)
6.50%	06/01/29	12,793	14,239	(h)
7.00%	10/01/16 - 08/01/36	31,271	35,107	(h)
7.50%	12/01/30 - 09/01/33	12,469	14,279	(h)
8.00%	04/01/30 - 11/01/30	2,955	3,410	(h)
9.00%	04/01/16 - 06/01/21	2,265	2,520	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	51,892	54,843	(h)
4.50%	05/01/18 - 06/01/40	1,784,294	1,857,184	(h)
5.00%	07/01/20 - 06/01/40	1,087,899	1,153,724	(h)
5.25%	04/01/37	2,030	2,116	(i)
5.50%	03/01/14 - 04/01/38	1,089,787	1,176,377	(h)
5.64%	03/01/37	740	772	(i)
6.00%	07/01/14 - 08/01/35	487,554	535,920	(h)
6.50%	01/01/15 - 08/01/34	76,536	84,425	(h)
7.00%	10/01/16 - 12/01/33	9,374	10,318	(h)

7.50%	09/01/13 - 03/01/34	42,297	47,819	(h)
8.00%	12/01/11 - 11/01/33	18,526	21,243	(h)
8.50%	07/01/30 - 05/01/31	2,113	2,463	(h)
9.00%	04/01/16 - 12/01/22	6,647	7,291	(h)
4.50%	TBA	800,000	829,125	(c)
6.50%	TBA	190,000	208,080	(c)
7.00%	TBA	55,000	61,022	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	83,890	88,063	(h)
5.00%	08/15/33	23,510	25,325	(h)
6.00%	04/15/30 - 09/15/36	39,725	43,757	(h)
6.50%	02/15/24 - 08/15/36	121,694	135,200	(h)
7.00%	03/15/12 - 09/15/36	41,597	46,059	(h)
8.00%	09/15/29 - 06/15/30	263	305	(h)
8.50%	10/15/17	24,720	27,123	(h)
9.00%	11/15/16 - 12/15/21	32,895	36,494	(h)
			7,214,543

Agency Collateralized Mortgage Obligations—0.6%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	870	837	(d,f,h,q)
Fannie Mae Whole Loan
0.97%	08/25/43	151,872	4,701	(g,h,r)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	273,327	3,003	(g,h,i,r)
8.00%	02/01/23 - 07/01/24	3,096	678	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	33,011	35,327
5.50%	04/15/17	18,096	740	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	17,065	731	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	8,020	1,834	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	1,312	1,323	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	46,724	10,049	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%	03/15/19	5,068	28	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	35,602	2,767	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	33,937	2,044	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	13,503	282	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	22,554	285	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	12,900	417	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	32,383	2,751	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	50,340	2,813	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	32,484	31,100	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	377	409	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	122,580	22,604	(g,h,r)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	712	585	(d,f,h)

Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	32,009	34,076
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	1,126	1,061	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	150,917	166,295
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	10,110	323	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	28,439	28,755
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%	05/25/22	6	152	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	9,059	418	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	20,559	1,483	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	59,275	5,430	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	119,372	2,673	(g,h,i,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	9,284	293	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	36,409	39,163	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	25,710	27,297
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	322,703	50,922	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	61,133	11,004	(g,r)
5.00%	03/25/38	68,969	9,906	(g,r)
5.50%	12/01/33	15,903	2,709	(g,r)
7.50%	11/01/23	21,106	3,749	(g,h,r)
8.00%	08/01/23 - 07/01/24	6,737	1,499	(g,h,r)
8.50%	03/01/17 - 07/25/22	2,322	464	(g,h,r)
9.00%	05/25/22	1,125	243	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
4.41%	11/01/34	52,484	47,560	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	109,458	19,702	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	78,773	11,191	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	88,358	15,904	(g,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	70,158	10,283	(g,r)
Government National Mortgage Assoc.
5.00%	10/20/37	99,643	15,643	(g,r)
6.10%	08/20/39	289,511	33,675	(g,r)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	83,904	10,312	(g,r)
Vendee Mortgage Trust
0.39%	04/15/40	156,762	3,229	(g,r)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	93,856	3,775	(g,r)
			684,497

Asset Backed—0.8%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	4,398	3,352	(d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
18.39%	03/25/32	7,912	5,145	(d,h,i)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	30,000	26,513
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	500,000	460,019	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	27,324	23,898	(i)
Mid-State Trust (Class A3)
7.54%	07/01/35	5,066	4,921	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	25,000	21,431
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	3,016	1,514	(d,h,i)
Saxon Asset Securities Trust
5.23%	08/25/35	462,397	425,168	(h,i)
			971,961
Corporate Notes—10.8%
AES El Salvador Trust
6.75%	02/01/16	100,000	93,493	(b)
AES Panama S.A.
6.35%	12/21/16	10,000	10,291	(b)
Agilent Technologies Inc.
5.50%	09/14/15	24,000	25,833
Alliance One International Inc.
10.00%	07/15/16	47,000	47,822	(b)
AMC Entertainment Inc.
8.75%	06/01/19	45,000	45,225	(h)
America Movil SAB de C.V.
5.00%	03/30/20	100,000	103,317	(b)
American Tower Corp.
4.63%	04/01/15	22,000	22,885
Amsted Industries Inc.
8.13%	03/15/18	54,000	53,865	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	66,000	52,218
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	85,000	88,870	(b)
5.38%	11/15/14	62,000	67,786	(b)
ARAMARK Corp.
8.50%	02/01/15	84,000	84,840
Arizona Public Service Co.
6.25%	08/01/16	20,000	22,352	(h)
AT&T Inc.
6.40%	05/15/38	184,000	202,298	(h)
6.70%	11/15/13	50,000	57,704	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	28,000	28,280	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	8,000	7,980	(i)
Bank of America Corp.
4.50%	04/01/15	95,000	96,018
5.63%	07/01/20	30,000	30,238
5.75%	12/01/17	180,000	186,675	(h)
6.50%	08/01/16	30,000	32,467

BE Aerospace Inc.
8.50%	07/01/18	66,000	69,300
BlackRock Inc.
5.00%	12/10/19	45,000	47,829
Boise Paper Holdings LLC
8.00%	04/01/20	32,000	31,920	(b)
Bombardier Inc.
7.75%	03/15/20	145,000	150,437	(b)
Boston Scientific Corp.
4.50%	01/15/15	20,000	19,647
CA Inc.
5.38%	12/01/19	56,000	59,368
6.13%	12/01/14	18,000	19,920
Calpine Corp.
7.25%	10/15/17	62,000	59,520	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	36,000	37,249	(b)
Cargill Inc.
5.20%	01/22/13	62,000	66,769	(b,h)
6.00%	11/27/17	25,000	28,647	(b,h)
Case New Holland Inc.
7.88%	12/01/17	78,000	78,585	(b)
CBS Corp.
5.75%	04/15/20	80,000	85,866
CCO Holdings LLC
7.88%	04/30/18	101,000	101,505	(b)
8.13%	04/30/20	20,000	20,450	(b)
Cellco Partnership
5.55%	02/01/14	12,000	13,454
7.38%	11/15/13	37,000	43,377
Cenovus Energy Inc.
6.75%	11/15/39	35,000	40,184	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	40,000	42,349	(b)
Chesapeake Energy Corp.
7.25%	12/15/18	85,000	87,762
Cincinnati Bell Inc.
8.25%	10/15/17	64,000	59,840
8.75%	03/15/18	40,000	36,300
Citigroup Inc.
5.00%	09/15/14	44,000	44,009
5.13%	05/05/14	101,000	103,006
6.38%	08/12/14	87,000	92,407
8.50%	05/22/19	236,000	281,341	(h)
City National Capital Trust I
9.63%	02/01/40	32,000	33,675
Comcast Corp.
6.40%	03/01/40	34,000	36,595
6.50%	01/15/15	35,000	40,171
Community Health Systems Inc.
8.88%	07/15/15	117,000	120,656
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	30,000	36,420
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	18,000	20,578	(h)
Corp Nacional del Cobre de Chile
5.63%	09/21/35	6,000	6,131	(b)

Corp Pesquera Inca SAC
9.00%	02/10/17	5,000	4,887	(b)
COX Communications Inc.
6.25%	06/01/18	33,000	36,797	(b)
7.13%	10/01/12	9,000	10,000	(h)
Credit Suisse
6.00%	02/15/18	48,000	50,086	(h)
Credit Suisse AG
5.40%	01/14/20	75,000	74,570
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	98,500
Crown Castle International Corp.
7.13%	11/01/19	64,000	62,560
Crown Castle Towers LLC
6.11%	01/15/40	32,000	35,122	(b)
CVS Caremark Corp.
3.25%	05/18/15	34,000	34,536
5.75%	06/01/17	15,000	16,687
6.13%	09/15/39	87,000	92,997
DASA Finance Corp.
8.75%	05/29/18	68,000	73,610
Denbury Resources Inc.
8.25%	02/15/20	32,000	33,440
DirecTV Holdings LLC
4.75%	10/01/14	48,000	50,835
5.20%	03/15/20	60,000	62,533
5.88%	10/01/19	40,000	43,695
DISH DBS Corp.
7.13%	02/01/16	61,000	61,152
Drummond Company Inc.
7.38%	02/15/16	24,000	22,560
El Paso Corp.
8.05%	10/15/30	33,000	32,624
EnCana Corp.
6.50%	02/01/38	33,000	36,676
Exelon Corp.
4.90%	06/15/15	48,000	51,260
Exelon Generation Company LLC
5.20%	10/01/19	16,000	17,021
6.25%	10/01/39	26,000	27,773
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	120,785	(b,h)
Ford Motor Credit Company LLC
7.00%	04/15/15	100,000	98,917	(h)
Forest Oil Corp.
7.25%	06/15/19	34,000	32,810
Gaz Capital SA for Gazprom
9.25%	04/23/19	100,000	115,000
Genworth Financial Inc.
8.63%	12/15/16	32,000	34,125
GlaxoSmithKline Capital Inc.
4.85%	05/15/13	67,000	73,251
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	100,000	104,000	(b,h)
Hartford Financial Services Group Inc.
5.50%	03/30/20	68,000	66,000

HCA Inc.
9.25%	11/15/16	106,000	112,360
Health Management Associates Inc.
6.13%	04/15/16	47,000	44,532
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	41,000	43,870
HSBC Finance Corp.
5.00%	06/30/15	134,000	139,815	(h)
5.70%	06/01/11	100,000	103,352	(h)
6.75%	05/15/11	30,000	31,230
HSBC Holdings PLC
6.50%	05/02/36	100,000	103,717
Icahn Enterprises LP
8.00%	01/15/18	42,000	40,740	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	112,438	124,244	(b,h)
Illinois Power Co.
9.75%	11/15/18	30,000	39,387
Ingles Markets Inc.
8.88%	05/15/17	74,000	75,295
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	16,000	16,120
8.88%	01/15/15	34,000	34,552
Intergen N.V.
9.00%	06/30/17	75,000	74,625	(b)
International Paper Co.
7.50%	08/15/21	113,000	132,311
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	35,000	34,593	(h)
JPMorgan Chase & Co.
5.13%	09/15/14	85,000	90,706
JPMorgan Chase Bank NA
5.88%	06/13/16	22,000	24,067	(h)
JPMorgan Chase Capital XXVII
7.00%	11/01/39	51,000	51,864	(h)
Kraft Foods Inc.
5.38%	02/10/20	74,000	79,295
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	295,000	311,490	(h)
4.13%	10/15/14	61,000	65,938	(h)
4.50%	07/16/18	54,000	58,688
L-3 Communications Corp.
5.88%	01/15/15	40,000	39,500
Levi Strauss & Co.
7.63%	05/15/20	100,000	98,000	(b)
Lincoln National Corp.
6.25%	02/15/20	20,000	21,426
8.75%	07/01/19	54,000	66,182
Lloyds TSB Bank PLC
5.80%	01/13/20	100,000	94,388	(b)
Majapahit Holding BV
7.25%	10/17/11	100,000	105,000	(b,h)
7.75%	10/17/16	100,000	109,750	(b,h)
Merrill Lynch & Company Inc.
6.05%	08/15/12	31,000	32,961
6.88%	04/25/18	61,000	65,074

Midamerican Energy Holdings Co.
6.13%	04/01/36	40,000	44,039
Morgan Stanley
5.50%	01/26/20	200,000	193,480	(h)
5.63%	09/23/19	100,000	96,741	(h)
6.00%	04/28/15	67,000	70,020
7.30%	05/13/19	35,000	37,640
Motiva Enterprises LLC
6.85%	01/15/40	32,000	36,572	(b)
Mylan Inc.
7.88%	07/15/20	32,000	32,640	(b)
National Agricultural Cooperative Federation
5.00%	09/30/14	33,000	34,343	(b)
Navistar International Corp.
8.25%	11/01/21	36,000	36,540
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	104,500	(b)
New Communications Holdings Inc.
8.25%	04/15/17	46,000	46,173	(b)
Newmont Mining Corp.
6.25%	10/01/39	68,000	74,210
News America Inc.
6.65%	11/15/37	48,000	53,871
Nexen Inc.
6.20%	07/30/19	74,000	83,085
6.40%	05/15/37	82,000	85,511
Nisource Finance Corp.
6.13%	03/01/22	32,000	34,156
NRG Energy Inc.
7.38%	02/01/16	50,000	49,750
Omnicare Inc.
7.75%	06/01/20	114,000	116,280
Pacific Gas & Electric Co.
5.80%	03/01/37	30,000	32,605
PacifiCorp
6.25%	10/15/37	2,000	2,348
PAETEC Holding Corp.
8.88%	06/30/17	37,000	37,000	(b)
8.88%	06/30/17	13,000	13,000
Pemex Finance Ltd.
9.03%	02/15/11	11,550	11,723	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	10,000	10,203
Petroleos Mexicanos
4.88%	03/15/15	40,000	41,400	(b)
8.00%	05/03/19	10,000	11,900
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	100,000	94,285
Pioneer Natural Resources Co.
7.50%	01/15/20	66,000	68,019
Plains All American Pipeline LP
4.25%	09/01/12	53,000	55,372
Plains Exploration & Production Co.
7.63%	06/01/18	16,000	15,640
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	100,000	110,622

Principal Financial Group Inc.
8.88%	05/15/19	25,000	30,654
Prudential Financial Inc.
3.63%	09/17/12	18,000	18,539
3.88%	01/14/15	89,000	89,633
5.15%	01/15/13	41,000	43,392
7.38%	06/15/19	35,000	40,528
QVC Inc.
7.50%	10/01/19	44,000	43,230	(b)
RailAmerica Inc.
9.25%	07/01/17	43,000	45,043
Republic Services Inc.
5.25%	11/15/21	32,000	33,669	(b)
5.50%	09/15/19	38,000	41,121	(b)
Roche Holdings Inc.
6.00%	03/01/19	34,000	39,606	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	119,000	113,183	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	49,000	49,934
7.63%	06/15/20	40,000	39,656
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	99,250	(b)
SBA Telecommunications Inc.
8.00%	08/15/16	16,000	16,560	(b)
8.25%	08/15/19	22,000	23,155	(b)
Security Benefit Life Insurance
8.75%	05/15/16	10,000	8,725	(b)
Simon Property Group LP (REIT)
5.65%	02/01/20	48,000	50,835
Solutia Inc.
7.88%	03/15/20	33,000	32,918
Southern Copper Corp.
5.38%	04/16/20	3,000	3,007
6.75%	04/16/40	8,000	7,908
7.50%	07/27/35	100,000	107,930
Spirit Aerosystems Inc.
7.50%	10/01/17	22,000	21,560
Talisman Energy Inc.
7.75%	06/01/19	20,000	24,554
Telecom Italia Capital S.A.
6.00%	09/30/34	46,000	39,410
7.18%	06/18/19	34,000	36,605
Tesoro Corp. (Series B)
6.63%	11/01/15	91,000	85,313
The AES Corp.
8.00%	10/15/17 - 06/01/20	42,000	42,275
The Dow Chemical Co.
5.90%	02/15/15	65,000	71,034
8.55%	05/15/19	50,000	61,206
The Goldman Sachs Group Inc.
5.38%	03/15/20	304,000	300,387	(h)
The Kroger Co.
6.15%	01/15/20	60,000	69,310
The Travelers Companies Inc.
5.80%	05/15/18	22,000	24,130

The Williams Companies Inc.
7.88%	09/01/21	36,000	41,259
Ticketmaster Entertainment LLC
10.75%	08/01/16	250,000	269,375	(h)
Time Warner Cable Inc.
5.00%	02/01/20	74,000	75,675
6.75%	07/01/18	54,000	61,985
7.50%	04/01/14	32,000	37,181
Time Warner Inc.
5.88%	11/15/16	72,000	81,166
6.20%	03/15/40	34,000	35,862
TransDigm Inc.
7.75%	07/15/14	19,000	19,000	(b)
Union Electric Co.
6.70%	02/01/19	48,000	55,798
USB Capital XIII Trust
6.63%	12/15/39	50,000	52,717
Vale Overseas Ltd.
6.88%	11/10/39	8,000	8,358
Valero Energy Corp.
6.13%	02/01/20	89,000	91,456
Verizon Communications Inc.
6.35%	04/01/19	53,000	61,328	(h)
6.40%	02/15/38	20,000	22,041	(h)
6.90%	04/15/38	30,000	35,061	(h)
8.75%	11/01/18	46,000	59,799	(h)
WEA Finance LLC
6.75%	09/02/19	63,000	70,022	(b,h)
7.50%	06/02/14	52,000	58,930	(b,h)
Weatherford International Ltd.
6.50%	08/01/36	33,000	29,904
Williams Partners LP
5.25%	03/15/20	54,000	55,219	(b)
6.30%	04/15/40	49,000	49,231	(b)
Windstream Corp.
7.88%	11/01/17	14,000	13,668
Woodside Finance Ltd.
4.50%	11/10/14	77,000	78,533	(b)
Wyeth
5.50%	03/15/13	75,000	82,956
Wynn Las Vegas LLC
7.88%	05/01/20	112,000	112,560	(b)
XL Capital Ltd.
5.25%	09/15/14	78,000	79,812
Xstrata Finance Canada Ltd.
5.80%	11/15/16	35,258	37,796	(b)
			12,680,225

Non-Agency Collateralized Mortgage Obligations—3.3%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	320,000	334,058
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	15,625	15,810
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	111,000	114,077
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	31,467	1,311	(h,i,q)

Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	15,718	1,515	(h,i,q)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	15,718	204	(h,i,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	35,000	35,409	(h,i)
5.63%	04/12/38	25,000	25,240	(i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	50,000	48,988
5.47%	01/12/45	50,000	51,735
5.69%	06/11/50	135,000	136,656	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	25,000	21,614	(i)
5.91%	06/11/40	30,000	18,976	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	35,000	31,433
5.84%	09/11/42	40,000	35,565
5.92%	06/11/50	30,000	25,910	(i)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	30,000	24,820	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	30,000	19,705
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	30,000	26,217
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	80,000	85,059	(i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	50,000	49,785
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	70,000	59,238	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	38,516	2,466	(h,i,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	100,000	60,059
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	23,699	1,751	(h,i,q)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	233,562	25,870	(g,r)
6.20%	07/25/37	119,963	14,860	(g,r)
6.34%	10/25/35	190,880	24,707	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	238,600	34,865	(g,r)
Government National Mortgage Assoc.
1.00%	04/20/40	398,494	62,319	(g,r)
6.15%	05/20/40	314,364	45,539	(g,r)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	205,000	214,283	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	35,000	36,437
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	158,000	155,406
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	78,000	67,128
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	120,000	123,470	(h,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	63,482	2,484	(h,i,q)

Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	46,789	360	(h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	65,000	34,746
6.06%	04/15/45	40,000	35,068
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	140,000	150,103	(h,i)
5.44%	06/12/47	80,000	79,897
5.79%	02/12/51	190,000	192,224	(h,i)
6.07%	02/12/51	30,000	28,983	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	20,000	11,737	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	70,000	59,656	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	15,000	3,580	(h,i,q)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	509,326	22,700	(h,q)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	30,000	31,679
5.16%	02/15/31	40,000	41,610
5.66%	03/15/39	122,000	126,130	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	10,000	6,471	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	30,000	4,500	(i,q)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	28,000	28,699	(h,q)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	658,023	8,390	(h,i,q)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	36,754	3,828	(g,h,q,r)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	35,000	18,289
Morgan Stanley Capital I
5.16%	10/12/52	20,000	20,930	(i)
5.36%	11/12/41	118,000	99,789	(h)
5.94%	10/15/42	38,000	22,437
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	100,000	106,043	(h)
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	80,000	79,502	(i)
5.81%	12/12/49	223,250	231,178
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	88,000	56,854	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	40,000	37,019	(i)
6.46%	01/11/43	40,000	35,977
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	20,000	12,851
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	31,000	31,791
OBP Depositor LLC Trust
4.65%	07/15/45	30,000	30,000	(b)
Puma Finance Ltd. (Class A)
5.42%	10/11/34	9,148	8,827	(d,h,i)

Residential Accredit Loans Inc.
6.00%	01/25/36	52,920	1	(h,q)
Structured Asset Securities Corp. (Series 1996) (Class X1)
2.11%	02/25/28	25,498	1	(i,q)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	40,000	18,000
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	60,000	59,978	(h)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	40,000	34,472	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	20,000	13,736	(h,i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	40,000	40,403	(b,d)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	303,097	58,963	(h,q)
			3,922,371

Sovereign Bonds—0.9%
Government of Belize
6.00%	02/20/29	10,200	7,548	(j)
Government of Brazil
8.00%	01/15/18	115,556	134,044	(h)
8.25%	01/20/34	33,000	43,560
Government of Colombia
6.13%	01/18/41	100,000	101,250
Government of El Salvador
7.65%	06/15/35	10,000	10,600	(b)
Government of Grenada
2.50%	09/15/25	6,400	2,944	(b,j)
Government of Hungary
4.75%	02/03/15	100,000	99,207
Government of Indonesia
11.63%	03/04/19	100,000	143,750	(b,h)
Government of Lebanon
6.38%	03/09/20	17,000	17,000
Government of Panama
6.70%	01/26/36	16,000	17,640
Government of Peruvian
6.55%	03/14/37	23,000	25,415
Government of Poland
6.38%	07/15/19	4,000	4,425
Government of Turkey
5.63%	03/30/21	100,000	99,000
6.75%	05/30/40	100,000	100,250
Government of Uruguay
6.88%	09/28/25	11,363	12,670
Government of Venezuela
1.31%	04/20/11	7,000	6,458	(i)
5.38%	08/07/10	44,000	43,670
10.75%	09/19/13	19,000	16,530
Province of Manitoba Canada
4.90%	12/06/16	35,000	39,387
Province of Quebec Canada
7.50%	09/15/29	50,000	68,631
Republic of Dominican
9.50%	09/27/11	18,773	19,618

Russian Foreign Bond—Eurobond
7.50%	03/31/30	18,171	20,484	(j)
United Mexican States
5.13%	01/15/20	20,000	20,800
			1,054,881

Municipal Bonds and Notes—0.1%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	28,000	27,787
Municipal Electric Authority of Georgia
6.64%	04/01/57	51,000	49,390
New Jersey State Turnpike Authority
7.41%	01/01/40	10,000	12,181
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	10,000	10,546
			99,904
Total Bonds and Notes			31,553,339
(Cost $31,278,735)

		Number of Shares	Value
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		8,557	$118,172	(p)
Industrial Select Sector SPDR Fund		16,463	451,909	(h,p)
iShares MSCI Emerging Markets Index Fund		393	14,667

Total Exchange Traded Funds			584,748
(Cost $733,483)

Other Investments—0.2%
GEI Investment Fund			226,482	(k)
(Cost $260,325)

Total Investments in Securities			103,285,035
(Cost $106,957,509)

Short-Term Investments—12.6%
GE Money Market Fund Institutional Class
0.05%			14,761,490	(d,k)
(Cost $14,761,490)

Total Investments			118,046,525
(Cost $121,719,001)

Liabilities in Excess of Other Assets , net—(0.7)%			(866,224)

NET ASSETS—100.0%			$117,180,301

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures	September 2010	43	$2,613,540	$(181,469)
S&P 500 Emini Index Futures	September 2010	1	51,330	(4,136)
S&P Midcap 400 Emini Index Futures	September 2010	2	142,000	(10,006)
2 Yr. U.S. Treasury Notes Futures	September 2010	21	4,595,391	4,775
5 Yr. U.S. Treasury Notes Futures	September 2010	22	2,603,734	43,172

The Fund had the following short futures contracts open at June 30, 2010 (unaudited)

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	September 2010	1	$(31,455)	$742
S&P 500 Emini Index Futures	September 2010	7	(359,310)	17,469
Ultra Long U.S. Treasury Bond Futures	September 2010	1	(135,813)	(7,003)
10 Yr. U.S. Treasury Notes Futures	September 2010	74	(9,068,469)	(176,493)

				$(312,949)

The Fund was invested in the following countries at June 30, 2010 (unaudited):

Country	Percentage (based on Market Value)
United States	69.41%
United Kingdom	4.55%
Japan	3.23%
Germany	3.10%
France	2.65%
Canada	2.30%
Switzerland	2.22%
Brazil	1.62%
China	1.54%
South Korea	1.11%
Taiwan	1.08%
Netherlands	0.76%
Russian Federation	0.64%
Spain	0.62%
India	0.54%
Italy	0.53%
South Africa	0.45%
Australia	0.41%
Mexico	0.40%
Indonesia	0.33%
Turkey	0.25%
Sweden	0.24%
Peru	0.22%
Denmark	0.21%
Hong Kong	0.19%
Ireland	0.17%
Philippines	0.17%
Chile	0.13%
El Salvador	0.09%
Colombia	0.09%

Hungary	0.08%
Ukraine	0.08%
Trinidad And Tobago	0.08%
Finland	0.07%
Egypt	0.06%
Czech Republic	0.06%
Bolivarian Republic Of Venezuela	0.06%
Thailand	0.04%
Bermuda	0.04%
Kazakhstan	0.04%
Supranational	0.04%
Panama	0.02%
Austria	0.02%
Dominican Republic	0.02%
Lebanon	0.01%
Uruguay	0.01%
Belize	0.01%
Malaysia	0.01%

100.00%

The Fund was invested in the following categories at June 30, 2010 (unaudited):

Industry	Domestic Percentage (based on Market Value)	Foreign Percentage (based on Market Value)	Total Percentage (based on Market Value)
Oil, Gas & Consumable Fuels	1.73%	2.20%	3.93%
Commercial Banks	0.35%	3.46%	3.81%
Capital Markets	1.72%	0.81%	2.53%
Metals & Mining	0.50%	1.97%	2.47%
Insurance	1.18%	1.17%	2.35%
Communications Equipment	1.32%	0.93%	2.25%
Chemicals	0.81%	1.43%	2.24%
Software	1.86%	0.35%	2.21%
Semiconductors & Semiconductor Equipment	0.94%	1.06%	2.00%
Media	1.74%	0.23%	1.97%
Wireless Telecommunication Services	1.07%	0.86%	1.93%
Healthcare Equipment & Supplies	1.34%	0.52%	1.86%
Food Products	0.65%	1.03%	1.68%
Diversified Financial Services	1.32%	0.33%	1.65%
Biotechnology	1.59%	0.00%	1.59%
IT Services	1.21%	0.34%	1.55%
Pharmaceuticals	0.58%	0.96%	1.54%
Specialty Retail	0.99%	0.33%	1.32%
Aerospace & Defense	0.73%	0.49%	1.22%
Household Products	0.53%	0.67%	1.20%
Beverages	1.00%	0.16%	1.16%
Industrial Conglomerates	0.10%	1.00%	1.10%
Real Estate Investment Trusts (REIT’s)	1.09%	0.00%	1.09%
Energy Equipment & Services	1.08%	0.00%	1.08%
Internet Software & Services	0.50%	0.50%	1.00%
Healthcare Providers & Services	0.87%	0.08%	0.95%
Automobiles	0.00%	0.93%	0.93%
Life Sciences Tools & Services	0.88%	0.00%	0.88%
Commercial Services & Supplies	0.55%	0.33%	0.88%
Electric Utilities	0.75%	0.12%	0.87%
Machinery	0.46%	0.37%	0.83%

Food & Staples Retailing	0.12%	0.68%	0.80%
Computers & Peripherals	0.73%	0.00%	0.73%
Multi-Utilities	0.17%	0.43%	0.60%
Electronic Equipment, Instruments & Components	0.14%	0.45%	0.59%
Real Estate Management & Development	0.31%	0.26%	0.57%
Construction & Engineering	0.00%	0.52%	0.52%
Exchange Traded Fund	0.50%	0.00%	0.50%
Textiles, Apparel & Luxury Goods	0.17%	0.24%	0.41%
Multiline Retail	0.40%	0.00%	0.40%
Diversified Telecommunication Services	0.23%	0.16%	0.39%
Professional Services	0.14%	0.25%	0.39%
Electrical Equipment	0.00%	0.36%	0.36%
Hotels, Restaurants & Leisure	0.34%	0.00%	0.34%
Trading Companies & Distributors	0.07%	0.17%	0.24%
Marine	0.00%	0.21%	0.21%
Tobacco	0.17%	0.00%	0.17%
Construction Materials	0.00%	0.17%	0.17%
Personal Products	0.14%	0.00%	0.14%
Road & Rail	0.14%	0.00%	0.14%
Thrifts & Mortgage Finance	0.14%	0.00%	0.14%
Household Durables	0.04%	0.08%	0.12%
Water Utilities	0.12%	0.00%	0.12%
Building Products	0.00%	0.08%	0.08%
Healthcare Technology	0.07%	0.00%	0.07%
Independent Power Producers & Energy Traders	0.04%	0.02%	0.06%
Gas Utilities	0.06%	0.00%	0.06%
Air Freight & Logistics	0.04%	0.00%	0.04%
Banking	0.04%	0.00%	0.04%
Paper & Forest Products	0.04%	0.00%	0.04%
Diversified Consumer Services	0.00%	0.03%	0.03%
Transportation Infrastructure	0.00%	0.02%	0.02%
Financials	0.01%	0.00%	0.01%

			60.57%

Sector	Percentage (based on Market Value)
Corporate Notes	10.75%
Agency Mortgage Backed	6.12%
Non-Agency Collateralized Mortgage Obligations	3.32%
U.S. Treasuries	4.17%
Sovereign Bonds	0.89%
Asset Backed	0.82%
Agency Collateralized Mortgage Obligations	0.58%
Municipal Bonds and Notes	0.08%

26.73%

Short Term and Other Investments	Percentage (based on Market Value)
Short-Term	12.51%
Other Investments	0.19%

12.70%

100.00%

Notes to Schedules of Investments June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $4,400,088; $11,212,554; $84,885,412 and $3,625,979 or 4.97%, 11.05%, 10.06% and 3.09% of the net assets of the GE Short-Term Government Fund, GE Fixed Income Fund, GE Money Market Fund and GE Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and GE Money Market Fund.

(l)	Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AGC, AMBAC, AGM, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2010(as a percentage of net assets) as follows:

AGM            8.98%

FGIC            5.33%

(o)	Securities in default

(p)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid securities. At June 30, 2010, these securities amounted to $146,511; and $362,402; or 0.13%, and 0.36% of Net Assets for the GE Total Return Fund and GE Fixed Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.

*	Less than 0.1%.
**	Amount is less than $1.00.
†	Percentages are based on net assets as of June 30, 2010.

Abbreviations:

ADR	American Depository Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depository Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

NVDR	Non-Voting Depository Receipt

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

GE U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$267,743,343	$—	$—	$267,743,343
Exchanged Traded Funds	4,726,807	—	—	4,726,807
Other Investments	—	71,286	—	71,286
Short-Term Investments	15,274,287	485,000	—	15,759,287

Total Investments in Securities	$287,744,437	$556,286	$—	$288,300,723

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(539,069)	$—	$—	$(539,069)

GE Core Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,230,173	$—	$—	$33,230,173
Exchanged Traded Funds	576,979	—	—	576,979
Other Investments	—	11,323	—	11,323
Short-Term Investments	1,326,014	—	—	1,326,014

Total Investments in Securities	$35,133,166	$11,323	$—	$35,144,489

Other Financial Instruments
Futures Contracts—Unrealized Depreciation	$(69,207)	$—	$—	$(69,207)

GE Premier Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$171,038,846	$—	$—	$171,038,846
Other Investments	—	12,066	—	12,066
Short-Term Investments	4,237,118	—	—	4,237,118

Total Investments in Securities	$175,275,964	$12,066	$—	$175,288,030

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$39,564	$—	$—	$39,564

GE Small-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$34,522,430	$—	$—	$34,522,430
Other Investments	—	8,166	—	8,166
Short-Term Investments	1,629,672	—	—	1,629,672

Total Investments in Securities	$36,152,102	$8,166	$—	$36,160,268

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$3,775	$—	$—	$3,775

GE Global Equity Fund

	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$22,060,875	$16,756,840	‡	$—	$38,817,715
Preferred Stock	—	900,676	‡	—	900,676
Exchanged Traded Funds	345,643	—		—	345,643
Other Investments	—	25,603		—	25,603
Short-Term Investments	502,246	—		—	502,246

Total Investments in Securities	$22,908,764	$17,683,119		$—	$40,591,883

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

GE International Equity Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stock	$2,051,898	$23,457,873	‡	$—	$25,509,771
Preferred Stock	—	406,784	‡	—	406,784
Rights	—	4,860	‡	—	4,860
Other Investments	—	15,508		—	15,508
Short-Term Investments	125,917	—		—	125,917

Total Investments in Securities	$2,177,815	$23,885,025		$—	$26,062,840

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$1,457	$—		$—	$1,457

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

GE Total Return Fund
	Level 1	Level 2		Level 3	Total
Investments in Securities
Domestic Equity	$39,284,854	$—		$—	$39,284,854
Foreign Equity	5,291,412	25,518,290	‡	—	30,809,702
Bonds and Notes—U.S. Treasuries	—	4,924,957		—	4,924,957
Bonds and Notes—Agency Mortgage Backed	—	7,214,543		—	7,214,543
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	545,026		139,471	684,497
Bonds and Notes—Asset Backed	—	971,961		—	971,961
Bonds and Notes—Corporate Notes	—	12,680,225		—	12,680,225
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	3,912,980		9,391	3,922,371
Bonds and Notes—Sovereign Bonds	—	1,054,881		—	1,054,881
Bonds and Notes—Municipal Notes and Bonds	—	99,904		—	99,904
Exchange Traded Funds	584,748	—		—	584,748
Preferred Stock	433,824	386,648	‡	—	820,472
Rights	—	5,438	‡	—	5,438
Other Investments	—	226,482		—	226,482
Short-Term Investments	14,761,490	—		—	14,761,490

Total Investments in Securities	$60,356,328	$57,541,335		$148,862	$118,046,525

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$66,158	$—		$—	$66,158
Futures Contracts—Unrealized Depreciation	(379,107)	—		—	(379,107)

Total Other Financial Instruments	$(312,949)	$—		$—	$(312,949)

‡	At June 30, 2010, the foreign securities were valued with the assistance of an independent fair value pricing services, causing securities to move from Level 1 to Level 2

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage	Total
Balance at 09/30/09	$—	$124,375	$—	$103,347	$18,581	$246,303
Accrued discounts/premiums	—	(63,555)	—	—	—	(63,555)
Realized gain (loss)	—	(33,683)	—	—	(52,433)	(86,116)
Change in unrealized gain (loss)	—	74,744	—	—	62,305	137,049
Net purchases (sales)	—	(11,641)	—	—	(15,959)	(27,600)
Net transfers in and out of Level 3	—	49,231	—	(103,347)	(3,103)	(57,219)

Balance at 06/30/10	$—	$139,471	$—	$—	$9,391	$148,862
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$72,804	$—	$—	$16,071	$88,875

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Government Securities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$73,920,069	$—	$73,920,069
Bonds and Notes—Agency Mortgage Backed	—	547,846	—	547,846
Bonds and Notes—Asset Backed	—	157,089	—	157,089
Bonds and Notes—Corporate Notes	—	18,460,772	—	18,460,772
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	142,182	—	142,182
Other Investments	—	345,073	—	345,073
Short-Term Investments	272,759	8,799,931	—	9,072,690

Total Investments in Securities	$272,759	$102,372,962	$—	$102,645,721

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$165,901	$—	$—	$165,901
Futures Contracts—Unrealized Depreciation	(412,921)	—	—	(412,921)

Total Other Financial Instruments	$(247,020)	$—	$—	$(247,020)

GE Short-Term Government Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$27,758,889	$—	$27,758,889
Bonds and Notes—Agency Mortgage Backed	—	45,267,686	—	45,267,686
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	2,171,538	205,865	2,377,403
Bonds and Notes—Asset Backed	—	4,369,705	135,383	4,505,088
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	2,068,831	—	2,068,831
Other Investments	—	80,165	—	80,165
Short-Term Investments	5,691,749	—	—	5,691,749

Total Investments in Securities	$5,691,749	$81,716,814	$341,248	$87,749,811

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$100,204	$—	$—	$100,204
Futures Contracts—Unrealized Depreciation	(392,534)	—	—	(392,534)

Total Other Financial Instruments	$(292,330)	$—	$—	$(292,330)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non - Agency Collateralized Mortgage	Total
Balance at 09/30/09	$—	$25,464	$176,238	$—	$—	$201,702
Accrued discounts/premiums	—	11,089	—	—	—	11,089
Realized gain (loss)	—	(29,270)	—	—	—	(29,270)
Change in unrealized gain (loss)	—	12,049	63,555	—	—	75,604
Net purchases (sales)	—	29,286	(104,410)	—	—	(75,124)
Net transfers in and out of Level 3	—	157,247	—	—	—	157,247

Balance at 06/30/10	$—	$205,865	$135,383	$—	$—	$341,248
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$12,051	$63,555	$—	$—	$75,606

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Tax-Exempt Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$40,878,389	$—	$40,878,389
Other Investments	—	3,106	—	3,106
Short-Term Investments	949,481	—	—	949,481

Total Investments in Securities	$949,481	$40,881,495	$—	$41,830,976

GE Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$15,530,374	$—	$15,530,374
Bonds and Notes—Agency Mortgage Backed	—	22,511,962	—	22,511,962
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	1,736,107	411,550	2,147,657
Bonds and Notes—Asset Backed	—	2,384,940	15,561	2,400,501
Bonds and Notes—Corporate Notes	—	37,281,092	203,000	37,484,092
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	12,413,325	44,033	12,457,358
Bonds and Notes—Sovereign Bonds	—	2,666,117	—	2,666,117
Bonds and Notes—Municipal Notes and Bonds	—	411,970	—	411,970
Preferred Stock	144,942	—	—	144,942
Other Investments	—	383,588	—	383,588
Short-Term Investments	7,021,531	—	—	7,021,531

Total Investments in Securities	$7,166,473	$95,319,475	$674,144	$103,160,092

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$145,941	$—	$—	$145,941
Futures Contracts—Unrealized Depreciation	(438,018)	—	—	(438,018)

Total Other Financial Instruments	$(292,077)	$—	$—	$(292,077)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non - Agency Collateralized Mortgage	Total
Balance at 09/30/09	$—	$421,348	$15,750	$542,137	$88,358	$1,067,593
Accrued discounts/premiums	—	(2,327)	—	(204)	—	(2,531)
Realized gain (loss)	—	(130,406)	60	—	(326,537)	(456,883)
Change in unrealized gain (loss)	—	85,298	2,415	(1,046)	398,744	485,411
Net purchases (sales)	—	(150,419)	(2,664)	204,250	(108,389)	(57,222)
Net transfers in and out of Level 3	—	188,056	—	(542,137)	(8,143)	(362,224)

Balance at 06/30/10	$—	$411,550	$15,561	$203,000	$44,033	$674,144
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$78,010	$2,415	$(1,046)	$22,822	$102,201

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

GE Money Market Fund

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury	$—	$38,455,961	$—	$38,455,961
Agency	—	121,399,574	—	121,399,574
Commercial Paper	—	263,093,551	—	263,093,551
Repurchase Agreements	—	8,890,000	—	8,890,000
Corporate Notes	—	150,717,465	—	150,717,465
Time Deposit	—	37,049,039	—	37,049,039
Certificates of Deposit	—	208,303,401	—	208,303,401

Total Short-Term Investments	$—	$827,908,991	$—	$827,908,991

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value
GE U.S. Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(539,069	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Core Value Equity Fund
Interest Rate Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(69,207	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Premier Growth Equity Fund
Equity Contracts	Receivables, Net Assets—	39,562	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Small—Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	3,775	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE International Equity Fund
Equity Contracts	Receivables, Net Assets—	1,878	*	Liabilities, Net Assets—	(421	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Total Return Fund
Equity Contracts	Receivables, Net Assets—	18,211	*	Liabilities, Net Assets—	(195,611	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Interest Rate Contracts	Receivables, Net Assets—	47,946	*	Liabilities, Net Assets—	(183,495	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Government Securities Fund
Interest Rate Contracts	Receivables, Net Assets—	165,901	*	Liabilities, Net Assets—	(412,921	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Short—Term Government Fund
Interest Rate Contracts	Receivables, Net Assets—	100,204	*	Liabilities, Net Assets—	(392,534	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Fixed Income Fund
Interest Rate Contracts	Receivables, Net Assets—	145,941	*	Liabilities, Net Assets—	(438,018	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Funds

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Funds

Date: August 19, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, GE Funds

Date: August 19, 2010